UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—May 31, 2025

Item 1:	Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Wellington™ Fund Investor Shares - VWELX

Vanguard Wellington™ Fund Admiral™ Shares - VWENX

Vanguard Wellington™ Fund
Investor Shares (VWELX)
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard Wellington Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.24%[1]
[1]	Annualized.
Fund Statistics (as of May 31, 2025)
Fund Net Assets (in millions)	$110,878
Number of Portfolio Holdings	1,544
Portfolio Turnover Rate	31%
Portfolio Composition % of Net Assets (as of May 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	1.1%
Common Stocks	66.1%
Corporate Bonds	21.3%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.4%
U.S. Government and Agency Obligations	8.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR21

Vanguard Wellington™ Fund
Admiral™ Shares (VWENX)
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard Wellington Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.16%[1]
[1]	Annualized.
Fund Statistics (as of May 31, 2025)
Fund Net Assets (in millions)	$110,878
Number of Portfolio Holdings	1,544
Portfolio Turnover Rate	31%
Portfolio Composition % of Net Assets (as of May 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	1.1%
Common Stocks	66.1%
Corporate Bonds	21.3%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.4%
U.S. Government and Agency Obligations	8.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR521

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2025
Vanguard Wellington™ Fund

Contents
Financial Statements	1

Wellington Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (66.1%)
Communication Services (5.8%)
	Alphabet Inc. Class A	17,150,268	2,945,387
	Meta Platforms Inc. Class A	2,833,524	1,834,678
*	Netflix Inc.	1,009,692	1,218,931
	T-Mobile US Inc.	1,723,961	417,543
			6,416,539
Consumer Discretionary (8.2%)
*	Amazon.com Inc.	16,977,932	3,480,646
*	Tesla Inc.	2,418,530	837,924
	TJX Cos. Inc.	6,575,186	834,391
	McDonald's Corp.	2,635,186	827,053
*	O'Reilly Automotive Inc.	584,401	799,168
	Marriott International Inc. Class A	2,910,298	767,824
	Starbucks Corp.	7,220,352	606,149
	Tractor Supply Co.	10,899,169	527,520
	Home Depot Inc.	1,064,371	391,997
			9,072,672
Consumer Staples (3.5%)
	Philip Morris International Inc.	5,821,585	1,051,320
	Unilever plc	15,523,012	987,906
	Coca-Cola Co.	13,489,544	972,596
	British American Tobacco plc	10,055,941	452,702
	Kroger Co.	5,374,777	366,721
	Procter & Gamble Co.	402,262	68,340
			3,899,585
Energy (2.8%)
	Williams Cos. Inc.	12,972,285	784,953
	Exxon Mobil Corp.	7,417,261	758,786
	Targa Resources Corp.	3,881,662	613,031
	Marathon Petroleum Corp.	3,557,673	571,860
	EQT Corp.	7,562,798	416,937
			3,145,567
Financials (10.1%)
	Wells Fargo & Co.	28,859,146	2,158,087
	Nasdaq Inc.	16,740,203	1,398,476
	JPMorgan Chase & Co.	4,840,170	1,277,805
	Mastercard Inc. Class A	2,086,432	1,221,815
	S&P Global Inc.	1,921,785	985,607
	Charles Schwab Corp.	10,424,097	920,865
	American Express Co.	2,820,036	829,232
	Arthur J Gallagher & Co.	1,901,569	660,681
	KKR & Co. Inc.	4,232,607	514,092
	Bank of America Corp.	10,850,494	478,832
	Morgan Stanley	3,058,912	391,632
	Progressive Corp.	928,645	264,599
	Intercontinental Exchange Inc.	656,207	117,986
			11,219,709
Health Care (6.1%)
	Eli Lilly & Co.	1,719,828	1,268,665
	Haleon plc	187,541,821	1,046,920
	Abbott Laboratories	7,485,678	999,937
	UnitedHealth Group Inc.	2,877,917	868,872
	AstraZeneca plc ADR	9,533,074	694,294
	Gilead Sciences Inc.	6,198,000	682,276
	Merck & Co. Inc.	7,836,539	602,160
	HCA Healthcare Inc.	1,417,348	540,562
			6,703,686

Wellington Fund
				Shares	Market Value• ($000)
Industrials (4.5%)
	Republic Services Inc.			3,719,857	957,082
	Parker-Hannifin Corp.			1,402,777	932,426
*	Boeing Co.			4,034,685	836,471
*	Uber Technologies Inc.			8,641,700	727,285
	Deere & Co.			1,311,790	664,107
	Johnson Controls International plc			5,821,323	590,107
	PACCAR Inc.			3,453,187	324,082
					5,031,560
Information Technology (20.7%)
	Microsoft Corp.			12,311,955	5,667,932
	NVIDIA Corp.			38,254,453	5,169,324
	Apple Inc.			19,026,418	3,821,456
	Broadcom Inc.			8,829,454	2,137,346
	Intuit Inc.			1,512,000	1,139,247
	Texas Instruments Inc.			4,806,017	878,780
	Salesforce Inc.			3,048,005	808,849
	Amphenol Corp. Class A			7,255,667	652,502
	Jabil Inc.			3,798,096	638,118
*	ServiceNow Inc.			607,411	614,147
	Corning Inc.			9,090,971	450,821
	Roper Technologies Inc.			769,296	438,707
	KLA Corp.			532,285	402,876
	NXP Semiconductors NV			579,292	110,720
					22,930,825
Materials (1.1%)
	Linde plc			1,531,547	716,121
	Anglo American plc			15,254,849	452,449
					1,168,570
Real Estate (1.4%)
	Welltower Inc.			5,522,943	852,080
	Crown Castle Inc.			7,261,947	728,736
					1,580,816
Utilities (1.9%)
	Sempra			12,086,003	949,839
	Duke Energy Corp.			5,876,712	691,807
	NextEra Energy Inc.			6,385,025	451,038
					2,092,684
Total Common Stocks (Cost $44,685,954)					73,262,213
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.3%)
U.S. Government Securities (7.9%)
	United States Treasury Note/Bond	3.500%	9/30/26	110,000	109,235
	United States Treasury Note/Bond	4.625%	10/15/26	105,000	105,804
	United States Treasury Note/Bond	4.625%	11/15/26	83,160	83,842
	United States Treasury Note/Bond	4.125%	1/31/27	48,116	48,231
	United States Treasury Note/Bond	4.125%	2/15/27	180,870	181,308
	United States Treasury Note/Bond	4.125%	2/28/27	318,005	318,912
	United States Treasury Note/Bond	2.500%	3/31/27	122,367	119,288
	United States Treasury Note/Bond	3.875%	3/31/27	303,423	303,103
	United States Treasury Note/Bond	2.750%	4/30/27	175,241	171,476
	United States Treasury Note/Bond	3.750%	4/30/27	380,000	378,857
	United States Treasury Note/Bond	4.500%	5/15/27	150,680	152,298
	United States Treasury Note/Bond	4.375%	7/15/27	121,767	122,918
	United States Treasury Note/Bond	2.750%	7/31/27	114,106	111,418
	United States Treasury Note/Bond	3.750%	8/15/27	128,580	128,183
	United States Treasury Note/Bond	3.125%	8/31/27	50,631	49,806
	United States Treasury Note/Bond	4.125%	9/30/27	35,000	35,193
	United States Treasury Note/Bond	4.125%	10/31/27	62,400	62,738
	United States Treasury Note/Bond	2.250%	11/15/27	24,532	23,601
	United States Treasury Note/Bond	3.875%	11/30/27	67,100	67,092
	United States Treasury Note/Bond	4.000%	12/15/27	138,136	138,584
	United States Treasury Note/Bond	3.875%	12/31/27	40,552	40,558

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.250%	1/15/28	56,098	56,616
	United States Treasury Note/Bond	4.000%	2/29/28	55,525	55,707
	United States Treasury Note/Bond	3.875%	3/15/28	73,310	73,353
	United States Treasury Note/Bond	3.625%	3/31/28	19,195	19,074
	United States Treasury Note/Bond	3.750%	4/15/28	118,721	118,359
	United States Treasury Note/Bond	3.750%	5/15/28	143,969	143,558
	United States Treasury Note/Bond	3.625%	5/31/28	12,367	12,282
	United States Treasury Note/Bond	4.375%	8/31/28	20,121	20,421
	United States Treasury Note/Bond	4.625%	9/30/28	58,375	59,716
	United States Treasury Note/Bond	4.375%	11/30/28	101,214	102,764
	United States Treasury Note/Bond	3.750%	12/31/28	95,694	95,215
	United States Treasury Note/Bond	4.250%	2/28/29	230,395	233,113
	United States Treasury Note/Bond	4.125%	3/31/29	238,136	239,940
	United States Treasury Note/Bond	4.625%	4/30/29	198,095	203,125
	United States Treasury Note/Bond	4.500%	5/31/29	117,992	120,499
	United States Treasury Note/Bond	4.250%	6/30/29	230,906	233,721
	United States Treasury Note/Bond	4.000%	7/31/29	201,942	202,510
	United States Treasury Note/Bond	3.625%	8/31/29	25,059	24,762
	United States Treasury Note/Bond	3.500%	9/30/29	223,817	219,970
	United States Treasury Note/Bond	3.875%	9/30/29	4,297	4,286
	United States Treasury Note/Bond	4.000%	10/31/29	15,799	15,835
	United States Treasury Note/Bond	4.125%	10/31/29	225,854	227,512
	United States Treasury Note/Bond	4.125%	11/30/29	144,587	145,700
	United States Treasury Note/Bond	4.375%	12/31/29	66,921	68,108
[1]	United States Treasury Note/Bond	4.000%	2/28/30	239,661	240,242
	United States Treasury Note/Bond	4.000%	3/31/30	344,839	345,512
	United States Treasury Note/Bond	3.500%	4/30/30	63,526	62,186
	United States Treasury Note/Bond	3.875%	4/30/30	609,336	607,051
	United States Treasury Note/Bond	3.750%	5/31/30	11,316	11,199
	United States Treasury Note/Bond	4.875%	10/31/30	4,088	4,256
	United States Treasury Note/Bond	3.750%	12/31/30	19,022	18,750
	United States Treasury Note/Bond	4.125%	7/31/31	13,138	13,159
	United States Treasury Note/Bond	3.625%	9/30/31	10,517	10,231
	United States Treasury Note/Bond	4.125%	10/31/31	6,565	6,565
	United States Treasury Note/Bond	4.375%	1/31/32	9,570	9,696
	United States Treasury Note/Bond	4.250%	11/15/34	288,667	285,961
	United States Treasury Note/Bond	4.625%	2/15/35	460,961	469,784
	United States Treasury Note/Bond	4.250%	5/15/35	22,893	22,641
	United States Treasury Note/Bond	1.750%	8/15/41	12,610	8,182
	United States Treasury Note/Bond	2.000%	11/15/41	213,276	143,628
	United States Treasury Note/Bond	2.375%	2/15/42	8,898	6,335
	United States Treasury Note/Bond	3.250%	5/15/42	20,950	16,986
	United States Treasury Note/Bond	3.375%	8/15/42	120,104	98,823
	United States Treasury Note/Bond	4.000%	11/15/42	110,357	98,770
	United States Treasury Note/Bond	3.875%	2/15/43	85,497	75,077
	United States Treasury Note/Bond	4.375%	8/15/43	23,886	22,336
	United States Treasury Note/Bond	4.750%	11/15/43	43,742	42,883
	United States Treasury Note/Bond	4.125%	8/15/44	15,310	13,761
	United States Treasury Note/Bond	4.625%	11/15/44	3,260	3,132
	United States Treasury Note/Bond	4.750%	2/15/45	297,844	290,852
[2]	United States Treasury Note/Bond	5.000%	5/15/45	42,270	42,706
	United States Treasury Note/Bond	2.375%	5/15/51	14,667	9,069
	United States Treasury Note/Bond	3.000%	8/15/52	109	77
	United States Treasury Note/Bond	4.000%	11/15/52	437	374
	United States Treasury Note/Bond	3.625%	2/15/53	28,411	22,676
	United States Treasury Note/Bond	4.125%	8/15/53	13,415	11,724
	United States Treasury Note/Bond	4.250%	2/15/54	14,692	13,120
	United States Treasury Note/Bond	4.625%	5/15/54	56,707	53,927
	United States Treasury Note/Bond	4.500%	11/15/54	6,472	6,042
	United States Treasury Note/Bond	4.625%	2/15/55	216,719	206,781
	United States Treasury Note/Bond	4.750%	5/15/55	35,416	34,515
					8,777,600
Conventional Mortgage-Backed Securities (0.3%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	18,987	14,715
[3,4]	Fannie Mae Pool	3.000%	6/1/43	5,247	4,685
[3]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	463	475
[3,4]	UMBS Pool	2.500%	9/1/27–4/1/38	19,251	17,547
[3,4]	UMBS Pool	3.000%	3/1/33	16,996	16,529
[3,4]	UMBS Pool	3.500%	11/1/45–6/1/46	46	42

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	UMBS Pool	5.000%	11/1/43–10/1/52	98,851	97,884
[3,4]	UMBS Pool	5.500%	6/1/53–5/1/54	143,579	142,559
[3,4]	UMBS Pool	6.000%	10/1/53–9/1/54	68,313	69,446
					363,882
Nonconventional Mortgage-Backed Securities (0.1%)
[3,4]	Fannie Mae REMICS	1.500%	8/25/41	1,322	1,270
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	55	54
[3,4]	Fannie Mae REMICS	2.500%	8/25/46	11,481	9,450
[3,4]	Fannie Mae REMICS	3.000%	2/25/49	594	575
[3,4]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	45,448	43,655
[3,4]	Fannie Mae REMICS	4.000%	7/25/53	1,230	1,221
[3,4]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	11,676	10,773
[3,4]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	2,574	2,563
[3]	Ginnie Mae REMICS	2.500%	10/20/49	60,935	53,716
					123,277
Total U.S. Government and Agency Obligations (Cost $9,369,764)					9,264,759
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
[3,5]	Affirm Asset Securitization Trust Series 2021-Z2	1.170%	11/16/26	79	79
[3,5]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	46,825	44,998
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	43,970	45,140
[3,5]	American Tower Trust #1	5.490%	3/15/28	66,310	67,151
[3,5]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	632	622
[3,5]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	1,739	1,704
[3,5]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/66	18,818	15,770
[3,5,6]	BX Trust Series 2021-ARIA, TSFR1M + 1.014%	5.343%	10/15/36	14,785	14,711
[3,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	12,037	11,405
[3,5]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	5,132	5,094
[3,5]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	36,873	35,503
[3,5]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	3,603	3,604
[3,5]	Chesapeake Funding II LLC Series 2024-1A	5.520%	5/15/36	15,926	16,073
[3,5]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,426	13,282
[3,5]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	13,377	12,411
[3,5]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	23,496	20,969
[3,5]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	31,171	31,628
[3,5]	Enterprise Fleet Financing LLC Series 2024-1	5.230%	3/20/30	16,173	16,267
[3,4,6]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, SOFR30A + 6.014%	10.336%	10/25/28	959	986
[3,5]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/38	60,319	57,985
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	28,605	28,271
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	40,745	41,388
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	47,852	49,569
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	5,259
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	6,401
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	17,705	13,624
[3,4]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	17,711	17,004
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	26,005	26,222
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	7,261	7,259
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/29	27,035	27,231
[3,5]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	53,067	55,187
[3,5]	Home Partners of America Trust Series 2021-2	1.901%	12/17/26	29,932	28,642
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	34,745	35,110
[3,5]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	3,446	3,329
[3,5]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	6,588	6,254
[3,5]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	4,613	4,441
[3,5]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	1,483	1,435
[3,5]	New Economy Assets - Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	53,380	50,095
[3,5]	OneMain Direct Auto Receivables Trust Series 2021-1A	0.870%	7/14/28	4,266	4,230
[3,5]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	44,711	44,199
[3,5]	RFR Trust Series 2025-SGRM	5.379%	3/11/41	57,306	57,937
[3,5]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/47	10,321	8,930
[3,5]	Start II Ltd. Series 2019-1	4.089%	3/15/44	7,598	7,485
[3,5]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	19,129	18,122
[3,5]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	35,385	32,058
[3,5]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	51,826	50,529
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	29,410	29,454
[3,5]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	24,304	24,057
[3,5]	Vantage Data Centers Issuer LLC Series 2021-1A	2.165%	10/15/46	38,038	36,483
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/27	25,860	26,073
[3,5]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	18,734	18,847

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	60,124	60,915
[3,5]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/39	22,890	22,955
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,280,370)					1,264,377
Corporate Bonds (21.3%)
Communications (0.8%)
	Alphabet Inc.	5.250%	5/15/55	3,230	3,116
	Alphabet Inc.	5.300%	5/15/65	2,940	2,813
	America Movil SAB de CV	3.625%	4/22/29	26,990	26,008
	AT&T Inc.	5.400%	2/15/34	3,300	3,345
	AT&T Inc.	3.500%	6/1/41	79,450	60,794
	AT&T Inc.	4.300%	12/15/42	53,231	43,992
	AT&T Inc.	4.350%	6/15/45	13,770	11,124
	AT&T Inc.	4.750%	5/15/46	20,379	17,394
	AT&T Inc.	3.650%	6/1/51	14,307	9,940
	AT&T Inc.	3.550%	9/15/55	9,500	6,279
	Charter Communications Operating LLC	4.400%	4/1/33	13,950	12,855
	Charter Communications Operating LLC	3.500%	3/1/42	48,250	33,304
	Charter Communications Operating LLC	6.484%	10/23/45	14,023	13,464
	Charter Communications Operating LLC	5.375%	5/1/47	8,253	6,921
	Charter Communications Operating LLC	3.900%	6/1/52	8,597	5,662
	Comcast Corp.	5.650%	6/15/35	4,725	4,867
	Comcast Corp.	6.500%	11/15/35	945	1,034
	Comcast Corp.	3.250%	11/1/39	15,755	12,016
	Comcast Corp.	3.750%	4/1/40	8,140	6,589
	Comcast Corp.	3.969%	11/1/47	33,549	25,111
	Comcast Corp.	3.999%	11/1/49	24,157	17,886
	Comcast Corp.	2.887%	11/1/51	49,640	29,518
	Comcast Corp.	2.450%	8/15/52	13,355	7,069
	Comcast Corp.	2.937%	11/1/56	164,258	93,656
	Comcast Corp.	2.987%	11/1/63	84,251	46,410
[5]	Cox Communications Inc.	4.800%	2/1/35	30,000	27,651
	Meta Platforms Inc.	4.950%	5/15/33	20,772	20,988
	Meta Platforms Inc.	5.600%	5/15/53	13,422	13,111
	Meta Platforms Inc.	5.400%	8/15/54	53,145	50,513
	Meta Platforms Inc.	5.750%	5/15/63	15,440	15,282
	Meta Platforms Inc.	5.550%	8/15/64	7,600	7,274
[5]	NTT Finance Corp.	2.065%	4/3/31	10,370	8,938
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	20,835
	Orange SA	9.000%	3/1/31	20,280	24,496
	Telefonica Emisiones SA	5.213%	3/8/47	12,100	10,425
	Telefonica Emisiones SA	5.520%	3/1/49	5,577	4,970
	Time Warner Cable LLC	5.500%	9/1/41	26,512	23,264
	T-Mobile USA Inc.	2.050%	2/15/28	37,110	34,873
	T-Mobile USA Inc.	4.200%	10/1/29	50,702	49,947
	T-Mobile USA Inc.	3.875%	4/15/30	9,560	9,220
	T-Mobile USA Inc.	4.375%	4/15/40	9,700	8,417
	T-Mobile USA Inc.	4.500%	4/15/50	7,600	6,119
	T-Mobile USA Inc.	5.875%	11/15/55	9,800	9,558
	T-Mobile USA Inc.	3.600%	11/15/60	6,400	4,150
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	26,724	23,024
	Verizon Communications Inc.	2.355%	3/15/32	21,671	18,479
	Walt Disney Co.	3.500%	5/13/40	27,763	22,303
	Walt Disney Co.	4.750%	9/15/44	2,358	2,087
					917,091
Consumer Discretionary (0.5%)
	Amazon.com Inc.	3.600%	4/13/32	84,875	80,324
	Amazon.com Inc.	2.875%	5/12/41	2,600	1,908
	Amazon.com Inc.	4.950%	12/5/44	15,605	14,762
	Amazon.com Inc.	4.050%	8/22/47	2,100	1,706
	Amazon.com Inc.	3.950%	4/13/52	5,395	4,172
	Amazon.com Inc.	4.250%	8/22/57	41,967	33,536
	Amazon.com Inc.	4.100%	4/13/62	8,245	6,292
[3]	Brown University	2.924%	9/1/50	5,150	3,268
[3]	Duke University	2.832%	10/1/55	25,700	15,392
[3]	Georgetown University	4.315%	4/1/49	9,281	7,323
[3]	Georgetown University	2.943%	4/1/50	6,385	3,964
	Home Depot Inc.	3.900%	12/6/28	10,250	10,162
	Home Depot Inc.	4.850%	6/25/31	11,510	11,694

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	3.250%	4/15/32	22,816	20,859
	Home Depot Inc.	3.300%	4/15/40	12,800	9,999
	Home Depot Inc.	4.200%	4/1/43	8,075	6,717
	Home Depot Inc.	4.875%	2/15/44	15,605	14,061
	Home Depot Inc.	4.400%	3/15/45	34,095	28,692
	Home Depot Inc.	4.250%	4/1/46	25,000	20,398
	Home Depot Inc.	4.500%	12/6/48	20,799	17,395
	Home Depot Inc.	3.125%	12/15/49	2,490	1,628
	Home Depot Inc.	3.350%	4/15/50	17,300	11,827
	Home Depot Inc.	2.375%	3/15/51	2,495	1,367
	Home Depot Inc.	2.750%	9/15/51	11,710	6,951
	Home Depot Inc.	3.625%	4/15/52	25,570	18,086
	Home Depot Inc.	4.950%	9/15/52	7,565	6,701
	Home Depot Inc.	5.300%	6/25/54	23,770	22,229
	Home Depot Inc.	5.400%	6/25/64	3,665	3,415
[5]	Hyundai Capital America	1.650%	9/17/26	36,480	35,019
[3]	Johns Hopkins University	4.083%	7/1/53	7,625	5,880
	Lowe's Cos. Inc.	6.500%	3/15/29	9,326	9,967
	Lowe's Cos. Inc.	3.650%	4/5/29	8,415	8,165
	Lowe's Cos. Inc.	2.800%	9/15/41	4,250	2,882
	Lowe's Cos. Inc.	5.800%	9/15/62	16,328	15,278
[3]	McDonald's Corp.	4.875%	7/15/40	10,000	9,202
[3]	Northeastern University	2.894%	10/1/50	6,995	4,437
[3]	Northwestern University	2.640%	12/1/50	805	480
	Starbucks Corp.	4.800%	5/15/30	15,235	15,287
	Starbucks Corp.	4.450%	8/15/49	9,700	7,731
	Starbucks Corp.	3.500%	11/15/50	9,800	6,598
	Thomas Jefferson University	3.847%	11/1/57	3,052	2,045
[3]	Trustees of Princeton University	2.516%	7/1/50	1,997	1,192
	Trustees of Princeton University	4.201%	3/1/52	2,157	1,746
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	6,177	3,475
[3]	University of Chicago	2.761%	4/1/45	5,825	4,401
	University of Southern California	4.976%	10/1/53	15,930	14,305
[3]	Yale University	2.402%	4/15/50	1,366	780
					533,698
Consumer Staples (1.1%)
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	20,400
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	66,850	64,205
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	63,769	57,465
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	6,460	5,868
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,675	6,703
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	51,856	48,051
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	12,267	12,033
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	10,479	10,452
	BAT Capital Corp.	6.343%	8/2/30	10,115	10,784
	BAT Capital Corp.	6.000%	2/20/34	1,655	1,722
	BAT Capital Corp.	4.390%	8/15/37	28,490	25,051
	BAT Capital Corp.	7.079%	8/2/43	11,335	12,257
	BAT Capital Corp.	4.540%	8/15/47	6,400	5,057
	BAT Capital Corp.	6.250%	8/15/55	7,600	7,484
[5]	Cargill Inc.	6.875%	5/1/28	19,355	20,229
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	14,777
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	14,837	15,175
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	11,480	11,688
[5]	Danone SA	2.947%	11/2/26	30,550	29,907
	Diageo Capital plc	2.375%	10/24/29	20,000	18,401
	Diageo Capital plc	2.000%	4/29/30	5,830	5,191
	Diageo Capital plc	2.125%	4/29/32	1,845	1,549
	Kenvue Inc.	5.000%	3/22/30	27,715	28,405
	Kenvue Inc.	4.850%	5/22/32	27,760	27,882
	Kenvue Inc.	5.100%	3/22/43	15,025	14,206
	Kenvue Inc.	5.050%	3/22/53	10,935	9,984
[5]	L'Oreal SA	5.000%	5/20/35	32,200	32,425
[5]	Mars Inc.	4.800%	3/1/30	32,065	32,266
[5]	Mars Inc.	5.000%	3/1/32	14,000	14,054
[5]	Mars Inc.	5.200%	3/1/35	46,145	46,010
[5]	Mars Inc.	5.650%	5/1/45	18,355	18,018
[5]	Mars Inc.	5.700%	5/1/55	26,955	26,200
	Philip Morris International Inc.	5.125%	11/17/27	39,385	40,083

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	5.625%	11/17/29	39,305	41,008
	Philip Morris International Inc.	5.125%	2/15/30	107,792	110,098
	Philip Morris International Inc.	5.125%	2/13/31	28,130	28,605
	Philip Morris International Inc.	4.750%	11/1/31	21,770	21,706
	Philip Morris International Inc.	5.750%	11/17/32	50,815	53,205
	Philip Morris International Inc.	5.375%	2/15/33	84,734	86,406
	Philip Morris International Inc.	5.250%	2/13/34	72,635	73,017
	Philip Morris International Inc.	4.375%	11/15/41	3,744	3,185
	Philip Morris International Inc.	4.500%	3/20/42	3,294	2,831
	Philip Morris International Inc.	4.125%	3/4/43	3,565	2,898
	Philip Morris International Inc.	4.875%	11/15/43	11,614	10,363
	Philip Morris International Inc.	4.250%	11/10/44	29,010	23,979
	Reynolds American Inc.	5.850%	8/15/45	8,075	7,596
					1,158,879
Energy (1.3%)
	BP Capital Markets America Inc.	1.749%	8/10/30	12,780	11,097
	BP Capital Markets America Inc.	2.721%	1/12/32	38,165	33,580
	BP Capital Markets America Inc.	4.812%	2/13/33	44,675	43,901
	BP Capital Markets America Inc.	4.893%	9/11/33	39,975	39,302
	BP Capital Markets America Inc.	5.227%	11/17/34	37,060	36,994
	BP Capital Markets America Inc.	3.060%	6/17/41	20,000	14,366
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	7,041
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	18,535
	BP Capital Markets America Inc.	3.001%	3/17/52	54,366	33,219
	BP Capital Markets America Inc.	3.379%	2/8/61	12,750	7,929
	Cheniere Energy Partners LP	5.950%	6/30/33	9,045	9,254
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	8,490	8,324
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	4,550	4,501
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,830	12,273
[5]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	18,105	18,659
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,861	40,053
[5]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/63	8,253	8,352
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	18,318
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,185	3,560
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	24,863	20,489
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	21,064	18,500
[5]	EIG Pearl Holdings Sarl	4.387%	11/30/46	16,115	12,360
	Enbridge Inc.	6.700%	11/15/53	12,000	12,589
	Enbridge Inc.	5.950%	4/5/54	9,700	9,305
	Energy Transfer LP	5.250%	4/15/29	45,440	46,168
	Energy Transfer LP	5.200%	4/1/30	11,955	12,078
	Energy Transfer LP	5.550%	5/15/34	8,900	8,842
	Energy Transfer LP	5.150%	2/1/43	4,845	4,147
	Energy Transfer LP	5.350%	5/15/45	4,800	4,197
	Energy Transfer LP	6.125%	12/15/45	5,000	4,758
	Energy Transfer LP	5.300%	4/15/47	5,745	4,886
	Energy Transfer LP	5.400%	10/1/47	26,823	23,119
	Energy Transfer LP	6.000%	6/15/48	14,542	13,516
	Energy Transfer LP	5.000%	5/15/50	5,110	4,127
	Energy Transfer LP	5.950%	5/15/54	22,860	20,852
[5]	Eni SpA	5.950%	5/15/54	22,380	20,973
	Enterprise Products Operating LLC	5.950%	2/1/41	3,000	3,024
	Enterprise Products Operating LLC	5.100%	2/15/45	15,220	13,721
	Enterprise Products Operating LLC	4.900%	5/15/46	7,125	6,224
	Enterprise Products Operating LLC	4.800%	2/1/49	19,387	16,376
	Enterprise Products Operating LLC	3.300%	2/15/53	9,600	6,133
	Enterprise Products Operating LLC	5.550%	2/16/55	7,600	7,100
	Exxon Mobil Corp.	2.610%	10/15/30	21,730	19,922
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	37,922	33,235
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	39,286	31,575
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	15,660	15,666
[5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	8,839	8,965
[3]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	8,075	8,194
[5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	26,755	27,155
[5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	26,490	25,965
	MPLX LP	4.950%	9/1/32	7,275	7,080
	MPLX LP	5.500%	6/1/34	10,810	10,671
	ONEOK Inc.	5.650%	11/1/28	10,995	11,324
	ONEOK Inc.	4.750%	10/15/31	17,015	16,614

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	6.050%	9/1/33	359	369
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	30,521
[5]	Schlumberger Holdings Corp.	5.000%	11/15/29	14,400	14,669
[3]	Shell Finance US Inc.	4.125%	5/11/35	43,465	40,368
[3]	Shell Finance US Inc.	4.550%	8/12/43	2,650	2,281
[3]	Shell Finance US Inc.	4.375%	5/11/45	112,149	92,709
[3]	Shell Finance US Inc.	4.000%	5/10/46	10,000	7,774
[3]	Shell Finance US Inc.	3.750%	9/12/46	6,460	4,839
	Shell International Finance BV	5.500%	3/25/40	21,235	21,136
	Shell International Finance BV	2.875%	11/26/41	15,000	10,485
	Shell International Finance BV	3.000%	11/26/51	39,345	24,610
	Suncor Energy Inc.	5.950%	12/1/34	15,090	15,280
	Targa Resources Corp.	6.150%	3/1/29	29,070	30,349
	Targa Resources Corp.	5.550%	8/15/35	43,355	42,525
	Targa Resources Corp.	6.125%	5/15/55	34,495	32,520
	TotalEnergies Capital SA	5.150%	4/5/34	29,905	30,147
	TotalEnergies Capital SA	5.488%	4/5/54	25,305	23,640
	TotalEnergies Capital SA	5.275%	9/10/54	24,174	21,995
	TotalEnergies Capital SA	5.638%	4/5/64	22,020	20,623
	TotalEnergies Capital SA	5.425%	9/10/64	38,337	34,863
	TransCanada PipeLines Ltd.	4.875%	1/15/26	26,481	26,490
[5]	Whistler Pipeline LLC	5.400%	9/30/29	7,725	7,755
[5]	Whistler Pipeline LLC	5.700%	9/30/31	5,790	5,817
					1,420,873
Financials (9.3%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	37,660	38,491
[5]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	38,985	38,012
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	59,425	61,166
	ACE Capital Trust II	9.700%	4/1/30	20,000	23,857
	AerCap Ireland Capital DAC	3.000%	10/29/28	6,985	6,594
	AerCap Ireland Capital DAC	3.300%	1/30/32	3,550	3,152
[5]	AIB Group plc	5.871%	3/28/35	16,510	16,761
	Allstate Corp.	5.250%	3/30/33	10,000	10,116
	Allstate Corp.	5.550%	5/9/35	6,611	6,769
	Allstate Corp.	3.850%	8/10/49	4,741	3,500
	American Express Co.	4.731%	4/25/29	25,175	25,319
	American Express Co.	5.282%	7/27/29	9,700	9,918
	American Express Co.	6.489%	10/30/31	3,295	3,564
	American Express Co.	5.043%	5/1/34	55,590	55,381
	American Express Co.	5.625%	7/28/34	6,675	6,756
	American Express Co.	5.915%	4/25/35	8,900	9,186
	American Express Co.	5.284%	7/26/35	34,400	34,210
	American Express Co.	5.442%	1/30/36	7,600	7,652
	American Express Co.	5.667%	4/25/36	6,400	6,526
	American International Group Inc.	4.850%	5/7/30	8,615	8,652
	American International Group Inc.	5.125%	3/27/33	20,145	20,159
	American International Group Inc.	6.250%	5/1/36	7,775	8,215
	American International Group Inc.	4.800%	7/10/45	10,680	9,380
	American International Group Inc.	4.750%	4/1/48	4,675	4,032
	Ameriprise Financial Inc.	5.700%	12/15/28	16,748	17,451
	Ameriprise Financial Inc.	4.500%	5/13/32	11,845	11,594
	Ameriprise Financial Inc.	5.150%	5/15/33	16,715	16,863
	Aon Corp.	2.850%	5/28/27	18,870	18,327
	Arthur J Gallagher & Co.	4.850%	12/15/29	4,450	4,485
[5]	Athene Global Funding	5.349%	7/9/27	35,830	36,295
[5]	Athene Global Funding	1.985%	8/19/28	290	265
[5]	Athene Global Funding	2.717%	1/7/29	33,350	30,836
[5]	Athene Global Funding	5.583%	1/9/29	28,585	29,159
[5]	Athene Global Funding	4.721%	10/8/29	39,962	39,415
[5]	Athene Global Funding	5.380%	1/7/30	43,770	44,322
	Athene Holding Ltd.	6.250%	4/1/54	33,540	32,023
	Athene Holding Ltd.	6.625%	5/19/55	25,960	25,879
[5]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	19,206
[5]	Aviation Capital Group LLC	1.950%	9/20/26	14,298	13,757
[3]	Banco Santander SA	5.365%	7/15/28	25,400	25,770
	Banco Santander SA	2.749%	12/3/30	8,400	7,387
[3]	Bank of America Corp.	3.559%	4/23/27	86,705	85,824
[3]	Bank of America Corp.	3.593%	7/21/28	47,950	46,916
[3]	Bank of America Corp.	4.948%	7/22/28	8,415	8,466

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	6.204%	11/10/28	9,700	10,045
[3]	Bank of America Corp.	3.419%	12/20/28	8,681	8,424
	Bank of America Corp.	5.202%	4/25/29	18,685	18,988
[3]	Bank of America Corp.	4.271%	7/23/29	65,865	65,123
	Bank of America Corp.	5.819%	9/15/29	9,500	9,844
[3]	Bank of America Corp.	3.974%	2/7/30	80,000	78,038
[3]	Bank of America Corp.	3.194%	7/23/30	35,285	33,250
	Bank of America Corp.	5.162%	1/24/31	40,620	41,239
[3]	Bank of America Corp.	2.496%	2/13/31	50,870	45,923
[3]	Bank of America Corp.	2.592%	4/29/31	7,600	6,859
	Bank of America Corp.	2.572%	10/20/32	17,275	14,988
	Bank of America Corp.	4.571%	4/27/33	9,800	9,505
[3]	Bank of America Corp.	5.015%	7/22/33	10,085	10,041
	Bank of America Corp.	5.872%	9/15/34	75,105	77,990
	Bank of America Corp.	5.511%	1/24/36	35,200	35,501
	Bank of America Corp.	3.846%	3/8/37	40,872	36,592
[3]	Bank of America Corp.	5.875%	2/7/42	9,965	10,218
	Bank of America Corp.	3.311%	4/22/42	55,635	41,514
[3]	Bank of America Corp.	5.000%	1/21/44	39,433	36,309
[3]	Bank of America Corp.	3.946%	1/23/49	5,380	4,095
[3]	Bank of America Corp.	4.330%	3/15/50	51,211	41,358
	Bank of America Corp.	2.972%	7/21/52	65,950	41,109
	Bank of New York Mellon Corp.	4.729%	4/20/29	10,395	10,480
	Bank of New York Mellon Corp.	5.060%	7/22/32	6,460	6,532
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	18,540	19,412
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,535	14,152
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	39,750	39,316
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	8,245	8,966
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	1,615	1,615
	Bank of Nova Scotia	5.350%	12/7/26	58,000	58,705
	Bank of Nova Scotia	1.950%	2/2/27	12,470	12,004
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	34,305	32,977
[5]	Banque Federative du Credit Mutuel SA	5.538%	1/22/30	41,177	42,391
	Barclays plc	2.279%	11/24/27	14,930	14,400
	Barclays plc	5.086%	2/25/29	6,750	6,788
	Barclays plc	2.667%	3/10/32	40,502	35,399
	Barclays plc	3.330%	11/24/42	27,170	19,455
[5]	Beacon Funding Trust	6.266%	8/15/54	43,160	41,305
[5]	Belrose Funding Trust II	6.792%	5/15/55	29,430	29,502
	BlackRock Funding Inc.	5.250%	3/14/54	21,680	20,303
	BlackRock Funding Inc.	5.350%	1/8/55	16,400	15,561
	Blackrock Inc.	2.100%	2/25/32	24,849	21,157
	Blackrock Inc.	4.750%	5/25/33	64,120	64,060
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	22,680	19,273
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	11,900	11,602
[5]	BNP Paribas SA	3.500%	11/16/27	69,325	67,319
[5]	BNP Paribas SA	2.591%	1/20/28	25,560	24,674
[5]	BNP Paribas SA	5.335%	6/12/29	36,955	37,576
[5]	BNP Paribas SA	5.497%	5/20/30	8,245	8,398
[5]	BNP Paribas SA	5.786%	1/13/33	16,975	17,405
[5]	BNP Paribas SA	5.738%	2/20/35	9,500	9,676
[5]	BPCE SA	2.045%	10/19/27	25,245	24,296
[5]	BPCE SA	3.500%	10/23/27	64,230	62,419
[5]	BPCE SA	5.281%	5/30/29	19,230	19,615
[5]	BPCE SA	2.700%	10/1/29	50,000	46,018
[5]	BPCE SA	5.876%	1/14/31	35,335	36,316
[5]	BPCE SA	5.389%	5/28/31	18,355	18,520
[5]	BPCE SA	7.003%	10/19/34	6,675	7,233
[5]	BPCE SA	5.936%	5/30/35	10,150	10,286
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	19,588
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	16,275	14,885
[5]	Brighthouse Financial Global Funding	5.650%	6/10/29	39,595	40,365
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	35,885	36,419
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	30,005	29,961
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	35,495	35,318
	Capital One Financial Corp.	7.149%	10/29/27	15,235	15,718
	Capital One Financial Corp.	6.312%	6/8/29	6,175	6,431
	Capital One Financial Corp.	5.700%	2/1/30	11,802	12,103
[3]	Capital One Financial Corp.	7.624%	10/30/31	31,761	35,387
	Capital One Financial Corp.	5.817%	2/1/34	8,000	8,090

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	6.377%	6/8/34	65,765	68,690
	Capital One Financial Corp.	6.051%	2/1/35	14,301	14,663
	Capital One Financial Corp.	5.884%	7/26/35	24,908	25,234
	Capital One Financial Corp.	6.183%	1/30/36	14,965	14,839
	Charles Schwab Corp.	3.200%	3/2/27	14,750	14,473
	Charles Schwab Corp.	2.000%	3/20/28	20,309	19,134
	Chubb Corp.	6.000%	5/11/37	50,000	53,137
	Chubb INA Holdings LLC	4.350%	11/3/45	19,244	16,085
	Citigroup Inc.	1.462%	6/9/27	62,962	60,889
[3]	Citigroup Inc.	3.070%	2/24/28	65,000	63,241
	Citigroup Inc.	4.125%	7/25/28	9,025	8,893
[3]	Citigroup Inc.	3.878%	1/24/39	37,030	31,090
	Citigroup Inc.	2.904%	11/3/42	19,370	13,319
[5]	CNO Global Funding	5.875%	6/4/27	34,533	35,331
[5]	CNO Global Funding	4.875%	12/10/27	6,940	6,959
[5]	CNO Global Funding	2.650%	1/6/29	12,585	11,663
[5]	Commonwealth Bank of Australia	5.071%	9/14/28	36,585	37,541
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	64,930
[5]	Commonwealth Bank of Australia	3.784%	3/14/32	9,885	9,017
[5]	Cooperatieve Rabobank UA	4.655%	8/22/28	26,667	26,658
	Corebridge Financial Inc.	3.900%	4/5/32	30,000	27,620
	Corebridge Financial Inc.	6.050%	9/15/33	5,070	5,252
	Corebridge Financial Inc.	5.750%	1/15/34	23,315	23,764
	Corebridge Financial Inc.	4.350%	4/5/42	2,760	2,259
	Corebridge Financial Inc.	4.400%	4/5/52	34,623	26,824
[5]	Corebridge Global Funding	5.750%	7/2/26	17,660	17,876
[5]	Corebridge Global Funding	5.900%	9/19/28	8,525	8,853
[5]	Corebridge Global Funding	5.200%	1/12/29	21,335	21,733
[5]	Corebridge Global Funding	5.200%	6/24/29	14,205	14,413
[5]	Credit Agricole SA	4.631%	9/11/28	32,140	32,020
[5]	Credit Agricole SA	6.316%	10/3/29	16,442	17,199
[5]	Credit Agricole SA	5.862%	1/9/36	7,600	7,724
[5]	Danske Bank A/S	6.259%	9/22/26	35,035	35,162
[5]	Danske Bank A/S	1.549%	9/10/27	55,460	53,323
[5]	Danske Bank A/S	5.705%	3/1/30	1,915	1,974
	Deutsche Bank AG	6.720%	1/18/29	1,660	1,732
	Deutsche Bank AG	6.819%	11/20/29	1,765	1,867
[5]	DNB Bank ASA	1.535%	5/25/27	44,030	42,724
[5]	DNB Bank ASA	1.605%	3/30/28	45,870	43,435
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,755	25,841
[5]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,440	11,951
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	16,983
[5]	Equitable Financial Life Global Funding	4.875%	11/19/27	8,245	8,298
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	26,179
[5]	Farmers Exchange Capital	7.050%	7/15/28	25,000	26,180
[5]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	35,825	36,899
[5]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	62,400	63,580
	Fifth Third Bancorp	4.055%	4/25/28	15,040	14,872
	Fifth Third Bancorp	4.337%	4/25/33	32,330	30,332
[5]	Five Corners Funding Trust II	2.850%	5/15/30	34,750	32,023
[5]	Five Corners Funding Trust III	5.791%	2/15/33	26,260	26,912
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	47,972	47,756
[5]	GA Global Funding Trust	4.400%	9/23/27	49,745	49,326
[5]	GA Global Funding Trust	5.500%	1/8/29	16,439	16,766
[5]	GA Global Funding Trust	5.200%	12/9/31	25,315	25,127
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,835
	Goldman Sachs Group Inc.	1.542%	9/10/27	97,685	93,831
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	20,055	19,684
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	3,935	3,851
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	62,140	61,509
	Goldman Sachs Group Inc.	3.800%	3/15/30	16,740	16,152
	Goldman Sachs Group Inc.	4.692%	10/23/30	9,500	9,461
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,600	26,032
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,125	77,311
	Goldman Sachs Group Inc.	2.383%	7/21/32	79,000	68,005
	Goldman Sachs Group Inc.	2.650%	10/21/32	14,050	12,205
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	47,312
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	22,423
	HSBC Holdings plc	5.887%	8/14/27	45,153	45,713
[3]	HSBC Holdings plc	4.041%	3/13/28	21,805	21,551

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	5.597%	5/17/28	69,410	70,438
	HSBC Holdings plc	7.390%	11/3/28	36,196	38,253
	HSBC Holdings plc	4.899%	3/3/29	40,820	40,901
[3]	HSBC Holdings plc	4.583%	6/19/29	35,125	34,870
	HSBC Holdings plc	2.206%	8/17/29	44,345	40,846
	HSBC Holdings plc	5.240%	5/13/31	33,800	33,962
[3]	HSBC Holdings plc	2.357%	8/18/31	48,710	42,721
	HSBC Holdings plc	2.804%	5/24/32	36,410	31,869
	HSBC Holdings plc	6.500%	5/2/36	22,500	23,938
	HSBC Holdings plc	6.100%	1/14/42	38,220	39,757
	Huntington National Bank	4.552%	5/17/28	11,240	11,211
	ING Groep NV	3.950%	3/29/27	41,940	41,541
	ING Groep NV	1.726%	4/1/27	16,075	15,689
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,575	8,554
	Intercontinental Exchange Inc.	4.600%	3/15/33	38,595	37,930
	Intercontinental Exchange Inc.	2.650%	9/15/40	3,310	2,356
	Intercontinental Exchange Inc.	4.250%	9/21/48	13,897	11,173
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,832	35,460
	Intercontinental Exchange Inc.	4.950%	6/15/52	90,501	79,768
[5]	Jackson National Life Global Funding	5.550%	7/2/27	19,860	20,186
[2,5]	Jackson National Life Global Funding	4.700%	6/5/28	31,375	31,408
[5]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	19,614
	JPMorgan Chase & Co.	4.851%	7/25/28	5,000	5,025
	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	39,136
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	64,277
	JPMorgan Chase & Co.	5.012%	1/23/30	24,600	24,897
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	15,450
	JPMorgan Chase & Co.	4.603%	10/22/30	77,025	76,576
	JPMorgan Chase & Co.	5.140%	1/24/31	16,685	16,939
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	51,758
	JPMorgan Chase & Co.	4.586%	4/26/33	30,000	29,240
	JPMorgan Chase & Co.	5.350%	6/1/34	40,135	40,660
	JPMorgan Chase & Co.	5.336%	1/23/35	9,700	9,756
	JPMorgan Chase & Co.	5.294%	7/22/35	23,800	23,779
	JPMorgan Chase & Co.	5.572%	4/22/36	9,700	9,870
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	14,518
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	96,327
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	17,722
	JPMorgan Chase & Co.	3.157%	4/22/42	50,000	36,843
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	15,888
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	13,553
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	170,535	132,148
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	12,961
[5]	KBC Group NV	5.796%	1/19/29	3,602	3,700
[5]	KBC Group NV	6.324%	9/21/34	24,055	25,414
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	23,725	23,526
[5]	Liberty Mutual Group Inc.	5.500%	6/15/52	26,870	23,979
[5]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	32,192
[5]	Lincoln Financial Global Funding	4.625%	5/28/28	10,065	10,086
[3]	Lloyds Banking Group plc	3.574%	11/7/28	7,275	7,077
	Lloyds Banking Group plc	5.087%	11/26/28	23,710	23,924
	Lloyds Banking Group plc	5.721%	6/5/30	14,000	14,445
	Lloyds Banking Group plc	5.679%	1/5/35	9,500	9,599
[5]	Lseg US Fin Corp.	5.297%	3/28/34	8,475	8,551
[5]	LSEGA Financing plc	2.000%	4/6/28	24,615	22,999
[5]	LSEGA Financing plc	2.500%	4/6/31	8,604	7,565
	M&T Bank Corp.	7.413%	10/30/29	10,939	11,804
[5]	Macquarie Group Ltd.	1.935%	4/14/28	42,835	40,729
[5]	Macquarie Group Ltd.	2.871%	1/14/33	50,277	43,154
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	78,846	79,142
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	23,406
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	4,965	4,362
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	20,255	12,326
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	7,835	7,376
[5]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	30,000	17,523
[5]	Met Tower Global Funding	5.250%	4/12/29	11,205	11,464
	MetLife Inc.	4.125%	8/13/42	15,565	12,803
	MetLife Inc.	4.875%	11/13/43	17,000	15,264
	MetLife Inc.	5.000%	7/15/52	15,634	13,850
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	23,309

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	20,764
[5]	Metropolitan Life Global Funding I	4.300%	8/25/29	15,345	15,158
[5]	Metropolitan Life Global Funding I	2.400%	1/11/32	53,825	45,947
[5]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,475	16,499
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	31,915	32,184
[3]	Morgan Stanley	6.250%	8/9/26	20,000	20,404
	Morgan Stanley	3.625%	1/20/27	60,000	59,285
[3]	Morgan Stanley	3.772%	1/24/29	64,293	62,917
	Morgan Stanley	5.230%	1/15/31	27,915	28,339
[3]	Morgan Stanley	2.699%	1/22/31	74,290	67,808
[3]	Morgan Stanley	1.928%	4/28/32	50,000	42,220
[3]	Morgan Stanley	2.239%	7/21/32	81,175	69,195
[3]	Morgan Stanley	2.511%	10/20/32	36,580	31,488
	Morgan Stanley	2.943%	1/21/33	31,555	27,741
	Morgan Stanley	5.466%	1/18/35	19,775	19,886
	Morgan Stanley	5.587%	1/18/36	15,950	16,109
	Morgan Stanley	2.484%	9/16/36	31,080	25,956
	Morgan Stanley	5.948%	1/19/38	25,160	25,362
	Morgan Stanley	4.300%	1/27/45	18,360	15,250
[5]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/30	17,715	17,911
	Nasdaq Inc.	5.550%	2/15/34	8,014	8,208
	Nasdaq Inc.	5.950%	8/15/53	19,755	19,539
	Nasdaq Inc.	6.100%	6/28/63	12,417	12,272
	National Australia Bank Ltd.	3.905%	6/9/27	33,500	33,275
[5]	National Australia Bank Ltd.	5.134%	11/28/28	51,330	52,867
[5]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	66,084
[5]	National Securities Clearing Corp.	5.100%	11/21/27	52,090	53,128
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	35,474
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	41,675	30,958
	NatWest Group plc	1.642%	6/14/27	29,040	28,132
[5]	NBK SPC Ltd.	1.625%	9/15/27	67,900	65,001
[5]	New York Life Global Funding	5.000%	1/9/34	39,770	39,458
[5]	New York Life Insurance Co.	5.875%	5/15/33	55,395	57,471
[5]	New York Life Insurance Co.	3.750%	5/15/50	9,245	6,627
[5]	New York Life Insurance Co.	4.450%	5/15/69	15,270	11,536
[5]	Nordea Bank Abp	1.500%	9/30/26	65,800	63,250
[5]	Northwestern Mutual Global Funding	5.160%	5/28/31	27,865	28,435
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	30,684	22,828
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	6,182
[5]	Nuveen LLC	5.550%	1/15/30	4,255	4,393
[5]	Nuveen LLC	5.850%	4/15/34	9,655	9,842
[2,5]	Omnis Funding Trust	6.722%	5/15/55	27,280	27,431
[5]	Pacific LifeCorp	5.400%	9/15/52	18,030	16,571
[5]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	16,418
[5]	Penske Truck Leasing Co. LP	5.875%	11/15/27	42,565	43,611
[5]	Penske Truck Leasing Co. LP	5.700%	2/1/28	37,855	38,741
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/28	37,310	38,678
[5]	Penske Truck Leasing Co. LP	5.350%	3/30/29	13,045	13,245
[5]	Penske Truck Leasing Co. LP	5.250%	2/1/30	4,335	4,403
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/30	7,282	7,693
[3]	PNC Bank NA	3.100%	10/25/27	41,975	40,784
[3]	PNC Bank NA	3.250%	1/22/28	60,465	58,761
[5]	Pricoa Global Funding I	5.100%	5/30/28	33,975	34,577
[5]	Pricoa Global Funding I	4.700%	5/28/30	6,975	7,004
[5]	Pricoa Global Funding I	4.650%	8/27/31	17,999	17,845
[5]	Pricoa Global Funding I	5.350%	5/28/35	6,455	6,484
[5]	Principal Life Global Funding II	2.500%	9/16/29	19,510	18,002
	Progressive Corp.	4.950%	6/15/33	54,414	54,881
	Progressive Corp.	4.125%	4/15/47	9,955	7,896
[5]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/35	18,116	17,909
[5]	Protective Life Global Funding	4.714%	7/6/27	18,335	18,405
[2,5]	Protective Life Global Funding	4.803%	6/5/30	10,855	10,879
[5]	Protective Life Global Funding	5.432%	1/14/32	20,580	21,019
	Reinsurance Group of America Inc.	5.750%	9/15/34	16,160	16,351
[5]	RGA Global Funding	2.700%	1/18/29	14,330	13,336
[5]	RGA Global Funding	5.448%	5/24/29	19,510	20,019
[5]	RGA Global Funding	5.250%	1/9/30	27,510	28,039
[5]	RGA Global Funding	5.500%	1/11/31	16,515	16,877
[5]	RGA Global Funding	5.050%	12/6/31	39,225	38,683
[3]	Royal Bank of Canada	5.000%	2/1/33	44,538	44,637

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Standard Chartered plc	6.301%	1/9/29	32,130	33,193
[5]	Standard Chartered plc	5.545%	1/21/29	45,955	46,696
[5]	Standard Chartered plc	5.005%	10/15/30	10,150	10,139
	State Street Corp.	4.834%	4/24/30	20,975	21,155
	State Street Corp.	4.821%	1/26/34	14,655	14,374
	State Street Corp.	5.146%	2/28/36	27,855	27,681
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	62,395	60,377
[5]	Swedbank AB	4.998%	11/20/29	43,980	44,745
[5]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	33,568
	Toronto-Dominion Bank	4.456%	6/8/32	13,271	12,863
[3]	Truist Financial Corp.	4.873%	1/26/29	34,945	35,131
	UBS AG	7.500%	2/15/28	38,712	41,611
	UBS AG	5.650%	9/11/28	52,280	54,147
[5]	UBS Group AG	3.869%	1/12/29	15,905	15,571
[5]	UBS Group AG	5.428%	2/8/30	7,425	7,575
[5]	UBS Group AG	5.617%	9/13/30	20,930	21,520
[5]	UBS Group AG	2.095%	2/11/32	23,650	20,190
[5]	UBS Group AG	3.091%	5/14/32	68,085	60,974
[5]	UBS Group AG	6.537%	8/12/33	18,965	20,377
[5]	UBS Group AG	9.016%	11/15/33	9,250	11,293
[5]	UBS Group AG	6.301%	9/22/34	33,335	35,271
[5]	UBS Group AG	5.580%	5/9/36	17,675	17,692
[5]	UBS Group AG	3.179%	2/11/43	36,770	26,047
[5]	UniCredit SpA	1.982%	6/3/27	35,165	34,120
[5]	UniCredit SpA	3.127%	6/3/32	35,545	31,722
[3]	Wells Fargo & Co.	3.196%	6/17/27	60,555	59,684
[3]	Wells Fargo & Co.	3.526%	3/24/28	19,500	19,120
[3]	Wells Fargo & Co.	5.574%	7/25/29	9,900	10,156
	Wells Fargo & Co.	6.303%	10/23/29	43,660	45,829
	Wells Fargo & Co.	5.198%	1/23/30	9,900	10,066
[3]	Wells Fargo & Co.	2.879%	10/30/30	8,400	7,753
	Wells Fargo & Co.	5.244%	1/24/31	21,785	22,116
[3]	Wells Fargo & Co.	2.572%	2/11/31	78,648	71,076
[3]	Wells Fargo & Co.	3.350%	3/2/33	7,970	7,156
[3]	Wells Fargo & Co.	4.897%	7/25/33	111,441	109,554
	Wells Fargo & Co.	5.389%	4/24/34	10,325	10,370
	Wells Fargo & Co.	5.211%	12/3/35	23,800	23,351
	Wells Fargo & Co.	5.606%	1/15/44	71,831	67,622
[3]	Wells Fargo & Co.	4.650%	11/4/44	10,315	8,569
	Wells Fargo & Co.	3.900%	5/1/45	8,075	6,213
[3]	Wells Fargo & Co.	4.900%	11/17/45	19,160	16,359
[3]	Wells Fargo & Co.	4.400%	6/14/46	73,300	58,011
[3]	Wells Fargo & Co.	4.750%	12/7/46	23,150	19,151
[3]	Wells Fargo & Co.	4.611%	4/25/53	84,025	69,148
	Wells Fargo Bank NA	5.254%	12/11/26	97,083	98,320
					10,262,927
Health Care (1.8%)
	AbbVie Inc.	4.950%	3/15/31	33,475	34,002
	AbbVie Inc.	5.200%	3/15/35	18,300	18,391
	AbbVie Inc.	5.350%	3/15/44	18,173	17,421
	AbbVie Inc.	4.850%	6/15/44	5,100	4,576
	AbbVie Inc.	4.700%	5/14/45	21,111	18,534
	AbbVie Inc.	5.400%	3/15/54	37,491	35,566
	AbbVie Inc.	5.600%	3/15/55	10,035	9,795
[3]	AdventHealth Obligated Group	2.795%	11/15/51	30,030	18,019
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	6,442
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	5,707
[5]	Alcon Finance Corp.	2.750%	9/23/26	5,830	5,678
[5]	Alcon Finance Corp.	2.600%	5/27/30	5,665	5,105
[5]	Alcon Finance Corp.	5.375%	12/6/32	8,550	8,649
[5]	Alcon Finance Corp.	3.800%	9/23/49	6,025	4,284
[5]	Alcon Finance Corp.	5.750%	12/6/52	9,480	9,094
[3]	Ascension Health	2.532%	11/15/29	22,515	20,769
[3]	Ascension Health	4.847%	11/15/53	23,970	20,980
	AstraZeneca plc	4.000%	1/17/29	44,555	44,156
	AstraZeneca plc	6.450%	9/15/37	15,140	16,693
	Banner Health	2.907%	1/1/42	29,965	20,737
[5]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	46,456
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	7,920	4,786

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	20,339	20,219
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	16,221
	Bristol-Myers Squibb Co.	3.550%	3/15/42	63,155	48,606
	Bristol-Myers Squibb Co.	5.500%	2/22/44	11,320	10,978
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,703	4,777
	Bristol-Myers Squibb Co.	4.250%	10/26/49	37,968	29,917
	Bristol-Myers Squibb Co.	5.550%	2/22/54	30,842	29,273
	Bristol-Myers Squibb Co.	3.900%	3/15/62	7,600	5,271
	Bristol-Myers Squibb Co.	5.650%	2/22/64	70,051	66,404
[3]	Cedars-Sinai Health System	2.288%	8/15/31	43,795	37,664
[3]	Children's Hospital Corp.	2.585%	2/1/50	5,460	3,161
	CommonSpirit Health	3.347%	10/1/29	36,655	34,656
	CommonSpirit Health	2.782%	10/1/30	21,827	19,696
	CommonSpirit Health	5.205%	12/1/31	40,770	41,134
[3]	CommonSpirit Health	4.350%	11/1/42	28,315	23,171
	CommonSpirit Health	3.910%	10/1/50	4,370	3,105
[3]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	6,674
[5]	CSL Finance plc	4.250%	4/27/32	31,340	30,125
[5]	CSL Finance plc	4.750%	4/27/52	1,160	966
	CVS Health Corp.	4.875%	7/20/35	1,375	1,282
	CVS Health Corp.	5.050%	3/25/48	9,700	8,087
	Elevance Health Inc.	4.101%	3/1/28	8,486	8,411
	Elevance Health Inc.	2.550%	3/15/31	26,925	23,793
	Elevance Health Inc.	5.500%	10/15/32	17,525	17,982
	Eli Lilly & Co.	4.875%	2/27/53	8,710	7,731
	Eli Lilly & Co.	5.050%	8/14/54	13,505	12,306
	Eli Lilly & Co.	4.950%	2/27/63	7,570	6,662
	Eli Lilly & Co.	5.200%	8/14/64	4,570	4,214
	Gilead Sciences Inc.	2.600%	10/1/40	24,487	17,122
	Gilead Sciences Inc.	4.150%	3/1/47	14,930	11,934
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	10,639	10,911
	HCA Inc.	5.450%	4/1/31	10,175	10,356
	HCA Inc.	6.000%	4/1/54	21,345	20,253
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,370	7,510
	Inova Health System Foundation	4.068%	5/15/52	20,740	15,863
	Kaiser Foundation Hospitals	3.150%	5/1/27	10,731	10,468
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	37,455	26,037
	Kaiser Foundation Hospitals	4.150%	5/1/47	14,000	11,159
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	36,720	23,095
[3]	Mass General Brigham Inc.	3.192%	7/1/49	12,361	8,201
[3]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	20,188
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	11,994
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	5,380	4,175
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,910	4,630
	Merck & Co. Inc.	4.150%	5/18/43	22,090	18,374
	Merck & Co. Inc.	4.000%	3/7/49	52,385	40,641
	Merck & Co. Inc.	5.150%	5/17/63	9,700	8,705
	Novartis Capital Corp.	4.400%	5/6/44	25,896	22,499
	OhioHealth Corp.	2.297%	11/15/31	26,665	23,205
	OhioHealth Corp.	2.834%	11/15/41	16,515	11,373
	Pfizer Inc.	3.450%	3/15/29	70,335	68,354
	Pfizer Inc.	1.700%	5/28/30	6,065	5,316
	Pfizer Inc.	4.100%	9/15/38	53,995	47,281
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	26,307	24,515
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	36,489	33,424
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	8,825	7,260
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	8,830	5,949
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,725	6,909
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	16,008
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,986	15,004
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	8,578
[5]	Roche Holdings Inc.	2.607%	12/13/51	8,330	4,890
	Royalty Pharma plc	5.400%	9/2/34	8,495	8,459
	Royalty Pharma plc	3.300%	9/2/40	5,158	3,748
	Royalty Pharma plc	3.550%	9/2/50	9,555	6,211
	Royalty Pharma plc	5.900%	9/2/54	17,095	16,059
[3]	SSM Health Care Corp.	3.823%	6/1/27	34,910	34,420
[3]	Sutter Health	2.294%	8/15/30	9,670	8,597
[3]	Sutter Health	5.213%	8/15/32	12,505	12,676
[3]	Sutter Health	5.537%	8/15/35	34,775	35,278

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	26,687	23,646
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	14,709	14,708
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	13,665	9,955
	Toledo Hospital	5.750%	11/15/38	8,920	8,820
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	33,917
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	6,620
	UnitedHealth Group Inc.	2.300%	5/15/31	14,960	12,978
	UnitedHealth Group Inc.	4.200%	5/15/32	23,545	22,377
	UnitedHealth Group Inc.	3.500%	8/15/39	7,480	5,867
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	5,938
	UnitedHealth Group Inc.	5.950%	2/15/41	10,250	10,284
	UnitedHealth Group Inc.	3.050%	5/15/41	34,267	24,396
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	54,806
	UnitedHealth Group Inc.	4.750%	7/15/45	3,245	2,769
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	6,663
	UnitedHealth Group Inc.	3.750%	10/15/47	4,985	3,572
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	17,171
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	3,954
	UnitedHealth Group Inc.	2.900%	5/15/50	31,449	18,867
	UnitedHealth Group Inc.	3.250%	5/15/51	40,050	25,517
	UnitedHealth Group Inc.	4.750%	5/15/52	7,175	5,888
	UnitedHealth Group Inc.	5.875%	2/15/53	36,712	35,467
	UnitedHealth Group Inc.	5.375%	4/15/54	7,600	6,840
	Wyeth LLC	6.500%	2/1/34	6,460	7,086
	Wyeth LLC	5.950%	4/1/37	25,000	26,216
					2,000,277
Industrials (0.9%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	17,915	15,166
[5]	Ashtead Capital Inc.	5.500%	8/11/32	10,173	10,122
[5]	Ashtead Capital Inc.	5.550%	5/30/33	4,400	4,361
[5]	Ashtead Capital Inc.	5.950%	10/15/33	8,445	8,514
[5]	Ashtead Capital Inc.	5.800%	4/15/34	32,455	32,586
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,945
[5]	BAE Systems plc	3.400%	4/15/30	15,580	14,717
[5]	BAE Systems plc	5.250%	3/26/31	6,175	6,315
	Boeing Co.	8.625%	11/15/31	8,715	10,206
	Boeing Co.	6.528%	5/1/34	21,389	22,844
	Boeing Co.	5.805%	5/1/50	47,818	44,788
	Boeing Co.	6.858%	5/1/54	9,800	10,461
	Boeing Co.	5.930%	5/1/60	18,075	16,749
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	14,790	15,075
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,680	5,779
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	10,919
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	2,138
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	6,415
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	20,000	13,457
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	17,935	10,965
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	2,609	2,153
	Canadian National Railway Co.	2.450%	5/1/50	6,870	3,919
	Canadian Pacific Railway Co.	2.450%	12/2/31	6,400	5,542
	Canadian Pacific Railway Co.	4.950%	8/15/45	16,985	15,093
	Caterpillar Inc.	5.200%	5/15/35	25,685	25,785
	CSX Corp.	3.350%	9/15/49	5,535	3,760
	CSX Corp.	4.900%	3/15/55	8,635	7,527
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,600	14,621
[5]	Daimler Truck Finance North America LLC	5.000%	1/15/27	6,890	6,930
[5]	Daimler Truck Finance North America LLC	3.650%	4/7/27	17,489	17,189
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,630	4,679
[5]	Daimler Truck Finance North America LLC	5.375%	1/18/34	11,760	11,638
	Deere & Co.	7.125%	3/3/31	17,500	19,819
	Eaton Corp.	4.700%	8/23/52	5,205	4,497
[5]	Element Fleet Management Corp.	5.643%	3/13/27	14,900	15,114
[5]	ERAC USA Finance LLC	5.000%	2/15/29	8,975	9,136
[5]	ERAC USA Finance LLC	4.900%	5/1/33	45,854	45,162
[5]	ERAC USA Finance LLC	5.200%	10/30/34	22,750	22,828
[5]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	21,245
[5]	ERAC USA Finance LLC	5.400%	5/1/53	27,091	25,382
	Honeywell International Inc.	4.250%	1/15/29	26,905	26,791
	Honeywell International Inc.	4.875%	9/1/29	5,325	5,421

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	5.000%	2/15/33	21,606	21,650
	Honeywell International Inc.	5.375%	3/1/41	4,260	4,205
	John Deere Capital Corp.	4.500%	1/16/29	22,410	22,564
	John Deere Capital Corp.	4.400%	9/8/31	6,400	6,332
[3]	John Deere Capital Corp.	5.150%	9/8/33	17,329	17,645
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,503
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	7,578
	Lockheed Martin Corp.	4.700%	5/15/46	16,665	14,555
	Lockheed Martin Corp.	5.700%	11/15/54	19,676	19,378
	Lockheed Martin Corp.	5.200%	2/15/55	1,470	1,350
	Norfolk Southern Corp.	5.100%	5/1/35	2,275	2,250
	Northrop Grumman Corp.	4.650%	7/15/30	7,535	7,558
	Northrop Grumman Corp.	5.250%	7/15/35	9,120	9,149
	Regal Rexnord Corp.	6.050%	2/15/26	7,196	7,237
	Republic Services Inc.	2.375%	3/15/33	29,945	25,144
	Republic Services Inc.	5.000%	12/15/33	8,415	8,447
	RTX Corp.	4.125%	11/16/28	3,840	3,801
	RTX Corp.	4.450%	11/16/38	1,210	1,087
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	19,052
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	33,030	29,052
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	31,740	26,951
	Teledyne Technologies Inc.	2.250%	4/1/28	30,011	28,308
	Teledyne Technologies Inc.	2.750%	4/1/31	30,128	26,813
	Trane Technologies Financing Ltd.	5.250%	3/3/33	16,705	17,039
	Union Pacific Corp.	2.800%	2/14/32	357	318
	Union Pacific Corp.	3.375%	2/14/42	17,635	13,310
	Union Pacific Corp.	3.250%	2/5/50	1,409	948
	Union Pacific Corp.	3.799%	10/1/51	24,211	17,727
	Union Pacific Corp.	3.500%	2/14/53	61,297	42,144
	Union Pacific Corp.	5.600%	12/1/54	7,600	7,366
	Union Pacific Corp.	3.750%	2/5/70	13,510	8,932
[3]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	3,068	3,024
	United Parcel Service Inc.	5.950%	5/14/55	13,680	13,606
	United Parcel Service Inc.	6.050%	5/14/65	12,070	12,018
[2]	Waste Connections Inc.	5.250%	9/1/35	8,710	8,788
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	2,670	2,685
					1,046,267
Materials (0.3%)
	CRH SMW Finance DAC	5.125%	1/9/30	24,110	24,500
[5]	Glencore Finance Canada Ltd.	6.000%	11/15/41	2,711	2,643
[5]	Glencore Funding LLC	4.875%	3/12/29	6,929	6,944
[5]	Glencore Funding LLC	5.371%	4/4/29	37,393	38,074
[5]	Glencore Funding LLC	5.186%	4/1/30	8,640	8,743
[5]	Glencore Funding LLC	6.375%	10/6/30	36,446	38,650
[5]	Glencore Funding LLC	2.625%	9/23/31	8,527	7,375
[5]	Glencore Funding LLC	5.700%	5/8/33	1,565	1,594
[5]	Glencore Funding LLC	6.500%	10/6/33	20,705	22,127
[5]	Glencore Funding LLC	5.634%	4/4/34	63,947	64,301
[5]	Glencore Funding LLC	5.673%	4/1/35	29,650	29,736
[5]	Glencore Funding LLC	3.875%	4/27/51	2,360	1,659
[5]	Glencore Funding LLC	3.375%	9/23/51	8,466	5,393
[5]	Glencore Funding LLC	5.893%	4/4/54	24,895	23,795
[5]	Glencore Funding LLC	6.141%	4/1/55	32,115	31,520
	Rio Tinto Finance USA plc	5.000%	3/14/32	9,700	9,746
	Rio Tinto Finance USA plc	5.250%	3/14/35	7,600	7,581
	Rio Tinto Finance USA plc	5.750%	3/14/55	14,655	14,266
	Rio Tinto Finance USA plc	5.875%	3/14/65	4,375	4,258
					342,905
Real Estate (0.7%)
	American Tower Corp.	3.800%	8/15/29	46,997	45,353
	American Tower Corp.	5.000%	1/31/30	12,275	12,413
	American Tower Corp.	5.450%	2/15/34	1,615	1,632
[2]	Cousins Properties LP	5.250%	7/15/30	7,360	7,407
	Crown Castle Inc.	4.800%	9/1/28	10,233	10,225
	Crown Castle Inc.	4.300%	2/15/29	7,829	7,681
	Crown Castle Inc.	5.600%	6/1/29	6,460	6,633
	Crown Castle Inc.	4.900%	9/1/29	12,995	13,018
	Crown Castle Inc.	3.300%	7/1/30	10,487	9,691
	Crown Castle Inc.	2.250%	1/15/31	4,561	3,925

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	2.100%	4/1/31	3,029	2,559
	Crown Castle Inc.	2.500%	7/15/31	18,030	15,475
	Crown Castle Inc.	5.100%	5/1/33	12,238	11,984
	Crown Castle Inc.	5.800%	3/1/34	19,258	19,648
	Crown Castle Inc.	5.200%	9/1/34	18,859	18,389
	Crown Castle Inc.	4.000%	11/15/49	7,282	5,241
	CubeSmart LP	2.250%	12/15/28	12,135	11,200
	CubeSmart LP	2.500%	2/15/32	7,767	6,581
	DOC DR LLC	2.625%	11/1/31	6,460	5,583
	Extra Space Storage LP	5.500%	7/1/30	12,185	12,486
	Extra Space Storage LP	5.900%	1/15/31	25,059	26,109
	Extra Space Storage LP	5.350%	1/15/35	26,445	26,056
	Healthpeak OP LLC	2.125%	12/1/28	30,395	27,908
	Healthpeak OP LLC	3.000%	1/15/30	26,475	24,495
	NNN REIT Inc.	5.500%	6/15/34	16,311	16,325
	Prologis LP	4.750%	1/15/31	15,918	15,969
	Prologis LP	5.250%	5/15/35	24,200	24,100
	Realty Income Corp.	2.200%	6/15/28	24,400	22,848
	Realty Income Corp.	4.700%	12/15/28	27,200	27,395
	Realty Income Corp.	3.250%	1/15/31	12,940	11,960
	Realty Income Corp.	2.850%	12/15/32	25,860	22,289
	Realty Income Corp.	4.900%	7/15/33	26,434	25,954
	Realty Income Corp.	5.125%	2/15/34	25,644	25,539
	Realty Income Corp.	5.125%	4/15/35	23,700	23,421
[5]	SBA Tower Trust	1.884%	1/15/26	8,960	8,775
[5]	SBA Tower Trust	1.631%	11/15/26	34,975	33,244
[5]	SBA Tower Trust	1.840%	4/15/27	54,190	51,288
[5]	SBA Tower Trust	2.593%	10/15/31	51,750	44,584
[5]	Scentre Group Trust 1	4.375%	5/28/30	19,110	18,794
	Simon Property Group LP	2.450%	9/13/29	19,865	18,272
	Simon Property Group LP	4.750%	9/26/34	16,100	15,388
	VICI Properties LP	5.125%	11/15/31	16,100	15,905
	VICI Properties LP	5.125%	5/15/32	7,600	7,451
	VICI Properties LP	5.750%	4/1/34	8,415	8,449
	VICI Properties LP	6.125%	4/1/54	25,062	24,020
					793,662
Technology (1.6%)
	Apple Inc.	3.850%	5/4/43	48,000	39,312
	Apple Inc.	3.450%	2/9/45	5,075	3,869
	Apple Inc.	4.650%	2/23/46	5,600	5,020
	Apple Inc.	2.650%	5/11/50	24,045	14,667
	Apple Inc.	2.650%	2/8/51	27,145	16,435
	Apple Inc.	3.950%	8/8/52	12,831	9,971
	Automatic Data Processing Inc.	4.750%	5/8/32	50,055	50,271
	Broadcom Corp.	3.875%	1/15/27	11,385	11,289
	Broadcom Inc.	4.110%	9/15/28	37,859	37,565
	Broadcom Inc.	4.750%	4/15/29	6,460	6,509
	Broadcom Inc.	5.050%	7/12/29	19,820	20,179
	Broadcom Inc.	4.350%	2/15/30	16,755	16,550
	Broadcom Inc.	4.150%	11/15/30	24,480	23,868
[5]	Broadcom Inc.	2.600%	2/15/33	31,355	26,474
[5]	Broadcom Inc.	3.419%	4/15/33	22,015	19,632
[5]	Broadcom Inc.	3.187%	11/15/36	7,097	5,767
[5]	Broadcom Inc.	3.500%	2/15/41	12,325	9,546
	Cisco Systems Inc.	4.950%	2/26/31	28,815	29,378
	Cisco Systems Inc.	5.050%	2/26/34	34,695	34,963
	Cisco Systems Inc.	5.300%	2/26/54	16,640	15,725
[5]	Constellation Software Inc.	5.158%	2/16/29	19,494	19,730
[5]	Constellation Software Inc.	5.461%	2/16/34	12,465	12,488
[5]	Foundry JV Holdco LLC	5.900%	1/25/30	27,040	27,963
[5]	Foundry JV Holdco LLC	6.150%	1/25/32	15,655	16,252
[5]	Foundry JV Holdco LLC	5.900%	1/25/33	15,105	15,400
[5]	Foundry JV Holdco LLC	6.250%	1/25/35	60,292	62,130
[5]	Foundry JV Holdco LLC	6.200%	1/25/37	28,810	29,422
[5]	Foundry JV Holdco LLC	6.400%	1/25/38	47,413	48,979
	Intel Corp.	2.000%	8/12/31	3,635	3,064
	Intel Corp.	4.000%	12/15/32	4,750	4,361
	Intel Corp.	5.200%	2/10/33	9,700	9,598
	Intel Corp.	5.625%	2/10/43	38,241	35,167

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	4.100%	5/19/46	45,545	32,995
	Intel Corp.	4.100%	5/11/47	25,055	18,036
	Intel Corp.	3.250%	11/15/49	5,250	3,208
	Intel Corp.	3.050%	8/12/51	4,565	2,618
	Intel Corp.	4.900%	8/5/52	16,659	13,264
	Intel Corp.	5.700%	2/10/53	5,250	4,713
	Intel Corp.	5.600%	2/21/54	32,913	29,243
	International Business Machines Corp.	3.300%	5/15/26	48,335	47,805
	International Business Machines Corp.	3.500%	5/15/29	99,238	95,740
	International Business Machines Corp.	1.950%	5/15/30	8,245	7,273
	International Business Machines Corp.	4.150%	5/15/39	18,461	15,878
	International Business Machines Corp.	4.250%	5/15/49	26,888	21,182
[3]	International Business Machines Corp.	5.700%	2/10/55	54,928	52,830
	Intuit Inc.	5.200%	9/15/33	40,655	41,583
	Intuit Inc.	5.500%	9/15/53	28,194	27,227
	J Paul Getty Trust	4.905%	4/1/35	18,330	18,101
	KLA Corp.	4.950%	7/15/52	31,510	27,974
	Micron Technology Inc.	4.663%	2/15/30	18,106	17,856
	Micron Technology Inc.	5.650%	11/1/32	14,000	14,216
	Microsoft Corp.	3.450%	8/8/36	31,097	27,496
	Microsoft Corp.	2.525%	6/1/50	122,844	74,599
	Microsoft Corp.	2.500%	9/15/50	16,363	9,854
	Microsoft Corp.	2.921%	3/17/52	119,367	77,680
	Oracle Corp.	3.250%	11/15/27	48,711	47,381
	Oracle Corp.	5.250%	2/3/32	7,805	7,921
	Oracle Corp.	4.300%	7/8/34	9,069	8,434
	Oracle Corp.	4.700%	9/27/34	50,465	48,152
	Oracle Corp.	3.800%	11/15/37	17,745	14,793
	Oracle Corp.	3.600%	4/1/40	8,400	6,555
	Oracle Corp.	3.650%	3/25/41	9,700	7,436
	Oracle Corp.	4.500%	7/8/44	33,877	27,890
	Oracle Corp.	4.125%	5/15/45	30,313	23,343
	Oracle Corp.	4.000%	7/15/46	3,800	2,849
	Oracle Corp.	3.950%	3/25/51	8,892	6,369
	Oracle Corp.	6.000%	8/3/55	9,800	9,505
	Oracle Corp.	4.100%	3/25/61	3,777	2,631
	QUALCOMM Inc.	2.150%	5/20/30	29,475	26,521
	QUALCOMM Inc.	4.500%	5/20/30	12,495	12,522
	QUALCOMM Inc.	5.000%	5/20/35	23,510	23,355
	QUALCOMM Inc.	4.800%	5/20/45	12,860	11,457
	QUALCOMM Inc.	4.300%	5/20/47	1,255	1,025
	QUALCOMM Inc.	4.500%	5/20/52	16,672	13,690
	S&P Global Inc.	2.700%	3/1/29	3,693	3,477
	S&P Global Inc.	3.700%	3/1/52	33,425	24,660
	Synopsys Inc.	4.850%	4/1/30	38,755	39,083
	Synopsys Inc.	5.000%	4/1/32	42,325	42,358
	Synopsys Inc.	5.700%	4/1/55	6,400	6,103
[5]	UL Solutions Inc.	6.500%	10/20/28	12,800	13,371
					1,793,796
Utilities (3.0%)
[3]	AEP Texas Inc.	4.150%	5/1/49	5,065	3,698
[3]	AEP Texas Inc.	3.450%	1/15/50	11,200	7,386
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	9,195	7,467
	AEP Transmission Co. LLC	5.400%	3/15/53	6,460	6,022
	Alabama Power Co.	5.700%	2/15/33	15,000	15,473
	Alabama Power Co.	5.100%	4/2/35	9,880	9,811
	Alabama Power Co.	6.000%	3/1/39	21,773	23,010
	Alabama Power Co.	3.750%	3/1/45	24,430	18,602
[3]	Alabama Power Co.	4.300%	7/15/48	28,015	22,573
	Ameren Illinois Co.	3.800%	5/15/28	22,215	21,968
	Ameren Illinois Co.	6.125%	12/15/28	54,000	56,487
	Ameren Illinois Co.	3.700%	12/1/47	5,045	3,701
[3]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/39	15,255	14,921
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,674
	American Water Capital Corp.	4.450%	6/1/32	22,115	21,522
	American Water Capital Corp.	4.200%	9/1/48	22,158	17,422
	American Water Capital Corp.	4.150%	6/1/49	850	658
	American Water Capital Corp.	3.450%	5/1/50	2,280	1,558
	Arizona Public Service Co.	6.350%	12/15/32	6,080	6,440

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Public Service Co.	5.550%	8/1/33	8,253	8,315
	Atmos Energy Corp.	5.000%	12/15/54	14,100	12,443
	Baltimore Gas & Electric Co.	4.250%	9/15/48	5,000	3,953
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	3,991
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	35,575	37,468
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	866
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	9,851
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	12,202
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	47,777	38,737
[5]	Boston Gas Co.	3.150%	8/1/27	5,385	5,223
[5]	Boston Gas Co.	3.001%	8/1/29	5,970	5,530
[5]	Boston Gas Co.	3.757%	3/16/32	4,225	3,831
[5]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,648
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	27,737	20,784
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	15,365	15,262
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	35,850	36,552
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	7,958
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,139	28,380
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	6,560	6,592
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	8,476
[3]	Cleco Securitization I LLC	4.646%	9/1/42	27,070	24,795
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	11,151
	Commonwealth Edison Co.	3.650%	6/15/46	2,165	1,587
[3]	Commonwealth Edison Co.	3.750%	8/15/47	10,000	7,349
	Commonwealth Edison Co.	4.000%	3/1/48	13,787	10,507
[3]	Commonwealth Edison Co.	3.850%	3/15/52	3,755	2,712
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	4,900	4,126
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	30,600
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,043
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	4,105	3,151
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,278
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	27,865	17,886
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	12,957	13,288
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	68,575	55,834
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	9,500	6,704
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	40,764	31,748
	Dominion Energy Inc.	4.600%	5/15/28	21,520	21,575
[3]	Dominion Energy Inc.	3.375%	4/1/30	3,083	2,894
	Dominion Energy Inc.	5.375%	11/15/32	7,542	7,633
[3]	Dominion Energy Inc.	5.250%	8/1/33	5,706	5,642
[3]	Dominion Energy Inc.	4.900%	8/1/41	5,800	5,063
[3]	Dominion Energy Inc.	4.600%	3/15/49	27,385	21,697
[3]	Dominion Energy Inc.	4.850%	8/15/52	30,363	24,969
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	5,332
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	9,286
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,453
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	45,919
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	2,826
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	25,524
	DTE Energy Co.	4.950%	7/1/27	20,780	20,950
	DTE Energy Co.	5.200%	4/1/30	23,865	24,284
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,810	4,813
	Duke Energy Carolinas LLC	6.100%	6/1/37	3,404	3,562
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,183
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	12,426
	Duke Energy Carolinas LLC	5.350%	1/15/53	52,380	48,483
	Duke Energy Corp.	3.400%	6/15/29	12,030	11,488
	Duke Energy Corp.	4.500%	8/15/32	14,050	13,517
	Duke Energy Corp.	3.300%	6/15/41	39,505	28,751
	Duke Energy Corp.	4.800%	12/15/45	44,700	37,593
	Duke Energy Corp.	3.750%	9/1/46	22,085	15,871
	Duke Energy Corp.	4.200%	6/15/49	25,820	19,498
	Duke Energy Corp.	3.500%	6/15/51	34,035	22,485
	Duke Energy Corp.	5.000%	8/15/52	25,460	21,555
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	8,611
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	29,131
	Duke Energy Florida LLC	3.400%	10/1/46	6,460	4,499
	Duke Energy Florida LLC	5.950%	11/15/52	11,250	11,224
	Duke Energy Progress LLC	3.400%	4/1/32	15,845	14,488
	Duke Energy Progress LLC	5.050%	3/15/35	34,130	33,711

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	15,601
	Duke Energy Progress LLC	4.100%	3/15/43	615	497
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	32,673
	Duke Energy Progress LLC	2.500%	8/15/50	2,475	1,395
	Duke Energy Progress LLC	2.900%	8/15/51	2,450	1,476
	Duke Energy Progress LLC	4.000%	4/1/52	4,185	3,114
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	34,870	28,631
[5]	East Ohio Gas Co.	2.000%	6/15/30	8,960	7,851
[5]	East Ohio Gas Co.	3.000%	6/15/50	13,050	7,911
	Emera US Finance LP	3.550%	6/15/26	25,624	25,287
	Emera US Finance LP	4.750%	6/15/46	5,700	4,603
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	14,515
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,062	3,268
[3]	Evergy Metro Inc.	2.250%	6/1/30	5,680	5,060
	Evergy Metro Inc.	4.200%	3/15/48	3,419	2,660
[3]	Eversource Energy	3.300%	1/15/28	9,835	9,514
	Eversource Energy	5.450%	3/1/28	24,675	25,216
	Eversource Energy	3.375%	3/1/32	5,495	4,918
	Eversource Energy	5.125%	5/15/33	1,170	1,148
	Exelon Corp.	3.350%	3/15/32	18,315	16,628
[3]	FirstEnergy Corp.	3.400%	3/1/50	16,160	10,561
[5]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	910	913
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	1,910	1,940
[5]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/29	6,572	6,465
	Florida Power & Light Co.	5.650%	2/1/35	50,000	51,500
	Florida Power & Light Co.	4.950%	6/1/35	10,000	9,909
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,151
	Florida Power & Light Co.	5.950%	2/1/38	21,188	22,348
	Florida Power & Light Co.	3.700%	12/1/47	13,702	10,123
	Florida Power & Light Co.	5.300%	4/1/53	17,250	16,053
	Fortis Inc.	3.055%	10/4/26	28,565	27,993
	Georgia Power Co.	4.850%	3/15/31	14,715	14,899
	Georgia Power Co.	4.700%	5/15/32	29,820	29,485
	Georgia Power Co.	4.950%	5/17/33	26,485	26,287
	Georgia Power Co.	5.250%	3/15/34	15,025	15,108
	Georgia Power Co.	5.200%	3/15/35	30,165	30,045
	Georgia Power Co.	5.400%	6/1/40	6,665	6,639
[3]	Georgia Power Co.	4.750%	9/1/40	34,703	31,624
	Georgia Power Co.	4.300%	3/15/42	14,834	12,445
	Georgia Power Co.	5.125%	5/15/52	19,840	18,020
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	11,627
	Jersey Central Power & Light Co.	5.100%	1/15/35	25,375	24,845
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	20,865	19,537
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	24,712
[5]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	21,607
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	872
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	4,412
	MidAmerican Energy Co.	4.250%	7/15/49	6,595	5,208
	MidAmerican Energy Co.	3.150%	4/15/50	38,026	24,946
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	3,126
[3]	Mississippi Power Co.	4.250%	3/15/42	7,024	5,795
[5]	Monongahela Power Co.	5.400%	12/15/43	4,570	4,367
[3]	Nevada Power Co.	3.125%	8/1/50	15,345	9,481
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	10,720	9,931
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	13,641
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	35,393
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	8,915
	NiSource Inc.	5.250%	3/30/28	19,368	19,737
	NiSource Inc.	5.250%	2/15/43	14,588	13,316
	NiSource Inc.	4.800%	2/15/44	12,750	11,013
	NiSource Inc.	5.000%	6/15/52	19,985	17,120
	Northern States Power Co.	2.250%	4/1/31	4,940	4,387
	Northern States Power Co.	6.250%	6/1/36	41,755	45,194
[5]	Oglethorpe Power Corp.	6.191%	1/1/31	27,424	28,689
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	6,086
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,460
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	14,385
	Oglethorpe Power Corp.	4.500%	4/1/47	4,095	3,255
	Oglethorpe Power Corp.	5.050%	10/1/48	4,690	4,041
	Oglethorpe Power Corp.	5.800%	6/1/54	5,525	5,211

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Ohio Edison Co.	4.950%	12/15/29	4,210	4,246
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,425	4,197
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	19,394	18,906
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	37,160	38,520
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	10,735	9,214
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,120	13,148
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,115	21,173
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	3,788	3,270
	PECO Energy Co.	2.850%	9/15/51	8,000	4,863
	PECO Energy Co.	4.600%	5/15/52	12,845	10,597
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	3,775	2,970
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	16,989	11,706
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	12,150	10,251
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	25,815	24,067
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	23,500	21,382
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	9,130	7,775
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	27,455
	Public Service Co. of New Hampshire	5.350%	10/1/33	6,460	6,564
	Public Service Co. of Oklahoma	5.200%	1/15/35	9,700	9,475
[3]	Public Service Electric & Gas Co.	5.050%	3/1/35	25,502	25,407
[3]	Public Service Electric & Gas Co.	5.500%	3/1/55	17,167	16,459
	Public Service Enterprise Group Inc.	5.200%	4/1/29	17,595	17,963
	Public Service Enterprise Group Inc.	5.450%	4/1/34	11,295	11,391
	Public Service Enterprise Group Inc.	5.400%	3/15/35	7,600	7,570
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,940	4,246
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	3,855
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	4,488
[3]	San Diego Gas & Electric Co.	2.950%	8/15/51	714	435
	San Diego Gas & Electric Co.	3.700%	3/15/52	29,320	20,364
	San Diego Gas & Electric Co.	5.350%	4/1/53	34,130	30,919
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	6,389	5,562
[3]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	2,683
[3]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	2,148
	Sempra	3.250%	6/15/27	80,765	78,604
	Sempra	3.700%	4/1/29	2,295	2,217
	Sempra	6.000%	10/15/39	14,800	14,705
[3]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,306
	Southern California Edison Co.	5.150%	6/1/29	32,950	33,149
	Southern California Edison Co.	5.450%	6/1/31	21,160	21,316
	Southern California Edison Co.	6.000%	1/15/34	7,695	7,771
[3]	Southern California Edison Co.	5.550%	1/15/37	50,475	48,036
[3]	Southern California Edison Co.	5.950%	2/1/38	40,000	39,150
	Southern California Edison Co.	6.050%	3/15/39	1,980	1,960
	Southern California Edison Co.	4.650%	10/1/43	3,255	2,580
	Southern California Edison Co.	3.650%	2/1/50	5,405	3,504
	Southern California Gas Co.	6.350%	11/15/52	17,580	18,131
	Southern Co.	3.250%	7/1/26	30,885	30,508
	Southern Co.	4.400%	7/1/46	67,042	54,139
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	6,670	6,864
	Southwest Gas Corp.	2.200%	6/15/30	6,310	5,587
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,072
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	2,679
	Tampa Electric Co.	4.900%	3/1/29	8,065	8,193
[5]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/42	39,235	37,966
[5]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/46	18,860	17,227
[5]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/50	17,640	16,027
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	9,125	9,196
	Tucson Electric Power Co.	5.500%	4/15/53	6,825	6,309
	Tucson Electric Power Co.	5.900%	4/15/55	6,740	6,592
	Union Electric Co.	4.000%	4/1/48	14,316	10,837
	Union Electric Co.	3.900%	4/1/52	8,575	6,323
	Union Electric Co.	5.450%	3/15/53	8,045	7,511
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,828
	Virginia Electric & Power Co.	5.150%	3/15/35	6,565	6,460
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	1,795
	Virginia Electric & Power Co.	5.650%	3/15/55	17,575	16,683
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	17,940

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	46,811
					3,314,178
Total Corporate Bonds (Cost $25,354,699)					23,584,553
Sovereign Bonds (0.6%)
[3,5]	Bermuda	2.375%	8/20/30	18,130	15,828
[3,5]	Bermuda	3.375%	8/20/50	6,835	4,368
[3,5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,705	13,578
	Equinor ASA	3.125%	4/6/30	53,605	50,596
[2]	Equinor ASA	5.125%	6/3/35	73,102	73,306
[3,5]	Kingdom of Saudi Arabia	5.375%	1/13/31	25,595	26,368
[3,5]	Kingdom of Saudi Arabia	5.000%	1/16/34	34,704	34,336
[3,5]	Kingdom of Saudi Arabia	5.750%	1/16/54	23,848	22,230
[3,5]	NBN Co. Ltd.	1.625%	1/8/27	26,265	25,118
[3,5]	NBN Co. Ltd.	2.625%	5/5/31	37,954	33,800
[3,5]	NBN Co. Ltd.	2.500%	1/8/32	77,087	66,227
[5]	OMERS Finance Trust	4.000%	4/20/28	18,090	18,034
[3,5]	Qatar Energy	2.250%	7/12/31	31,765	27,674
[3,5]	Qatar Energy	3.125%	7/12/41	23,200	16,787
[3]	Republic of Chile	2.550%	7/27/33	36,780	30,595
[3]	Republic of Chile	3.500%	1/31/34	20,300	17,982
	Republic of Chile	3.500%	4/15/53	20,175	13,655
[2,3,5]	Saudi Arabian Oil Co.	5.375%	6/2/35	33,170	33,040
[2,3,5]	Saudi Arabian Oil Co.	6.375%	6/2/55	26,705	26,160
	State of Israel	5.375%	3/12/29	36,740	37,197
	State of Israel	5.500%	3/12/34	17,400	17,177
	State of Israel	5.750%	3/12/54	58,355	51,794
[3,5]	State of Qatar	4.400%	4/16/50	14,035	11,736
[3,5]	UAE International Government Bond	4.951%	7/7/52	13,725	12,235
[3]	United Mexican States	6.338%	5/4/53	13,472	11,846
[3]	United Mexican States	6.400%	5/7/54	18,655	16,451
Total Sovereign Bonds (Cost $774,279)					708,118
Taxable Municipal Bonds (1.4%)
	Alabama Federal Aid Highway Finance Authority SO Revenue	2.650%	9/1/37	1,510	1,189
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	9,605	10,562
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	2,020
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	29,013
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	8,254
	California GO	7.550%	4/1/39	12,375	14,642
	California GO	7.300%	10/1/39	48,825	55,560
	California GO	5.875%	10/1/41	29,515	29,908
	California Health Facilities Financing Authority Revenue	4.190%	6/1/37	4,380	3,916
	California State University Systemwide Revenue	2.719%	11/1/52	12,090	7,622
	California State University Systemwide Revenue	2.939%	11/1/52	15,225	9,705
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	30,930	33,857
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	52,817	57,815
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,304
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	7,405	5,744
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	18,860	13,017
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	2,695	2,130
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	7,635	6,415
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	27,966
[7]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	11,545	8,645
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	67,210	71,151
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,430	2,044
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,645	3,352
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	8,065	7,027
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	5,469
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	19,052
	Houston TX GO	6.290%	3/1/32	11,310	11,884
	Illinois GO	5.100%	6/1/33	195,595	194,486
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	30,711
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	4.433%	1/1/33	10,120	10,062
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	4,420
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	7,160
[8]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	15,140	9,937
[7]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	51,367

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	21,505	21,351
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	19,610
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	12,445	11,550
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	24,886
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	22,540
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,520	13,654
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	15,773
	Massachusetts SO Revenue	4.110%	7/15/31	6,525	6,446
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	9,969
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	35,712
	New York City NY GO	4.610%	9/1/37	29,690	28,249
	New York City NY GO	5.094%	10/1/49	19,215	17,584
	New York City NY GO	5.114%	10/1/54	9,070	8,232
	New York City NY GO	5.935%	2/1/55	4,840	4,946
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	960	973
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	17,390	18,681
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,530	11,056
	New York Metropolitan Transportation Authority Revenue (Green Bond)	5.175%	11/15/49	2,425	2,059
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	11,935
[7]	Oregon School Boards Association GO	5.528%	6/30/28	34,965	35,344
[8]	Oregon State University General Revenue	3.424%	3/1/60	28,000	18,853
[9]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	70,506
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	40	41
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	34,900	32,046
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	35,638
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	19,046
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/45	8,775	7,300
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/38	9,585	8,736
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	9,510	7,429
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	34,905	27,574
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	12,031	12,238
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	10,694	10,625
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	17,265	16,672
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	9,465	9,955
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	15,953
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	9,666
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	46,830	38,572
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	16,246
	University of California Revenue	1.316%	5/15/27	7,470	7,078
	University of California Revenue	1.614%	5/15/30	16,140	14,208
	University of California Revenue	3.931%	5/15/45	22,370	19,596
	University of Michigan Revenue	2.562%	4/1/50	32,056	18,915
	University of Michigan Revenue	3.504%	4/1/52	7,445	5,242
	University of Minnesota Revenue	4.048%	4/1/52	25,160	19,505
Total Taxable Municipal Bonds (Cost $1,689,459)					1,520,596
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.0%)
[10]	Vanguard Market Liquidity Fund	4.342%		790	79
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.8%)
	Bank of America Securities, LLC (Dated 5/30/25, Repurchase Value $55,020, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 6/12/25–2/15/43, with a value of $56,100)	4.350%	6/2/25	55,000	55,000
	Bank of America Securities, LLC (Dated 5/30/25, Repurchase Value $40,715, collateralized by U.S. Government Agency Obligations 2.000%–6.000%, 1/1/26–7/1/53, with a value of $41,514)	4.350%	6/2/25	40,700	40,700
	Bank of America Securities, LLC (Dated 5/30/25, Repurchase Value $60,022, collateralized by U.S. Treasury Obligations 0.750%–4.875%, 11/30/25–8/15/45, with a value of $61,200)	4.360%	6/2/25	60,000	60,000

Wellington Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Citigroup Global Markets Inc. (Dated 5/30/25, Repurchase Value $77,728, collateralized by U.S. Treasury Obligations 4.500%, 3/31/26, with a value of $79,254)	4.340%	6/2/25	77,700	77,700
Credit Agricole Securities (Dated 5/30/25, Repurchase Value $82,530, collateralized by U.S. Treasury Obligations 3.875%, 3/31/27, with a value of $84,150)	4.340%	6/2/25	82,500	82,500
Deutsche Bank Securities, Inc. (Dated 5/30/25, Repurchase Value $26,810, collateralized by U.S. Treasury Obligations 4.625%, 11/15/44, with a value of $27,336)	4.350%	6/2/25	26,800	26,800
HSBC Bank USA (Dated 5/30/25, Repurchase Value $69,725, collateralized by U.S. Treasury Obligations 0.125%–2.375%, 4/15/26–1/15/29, with a value of $71,094)	4.340%	6/2/25	69,700	69,700
HSBC Bank USA (Dated 5/30/25, Repurchase Value $44,116, collateralized by U.S. Government Agency Obligations 2.500%–6.000%, 4/1/39–1/1/53, with a value of $44,982)	4.350%	6/2/25	44,100	44,100
JP Morgan Securities LLC (Dated 5/30/25, Repurchase Value $80,029, collateralized by U.S. Treasury Obligations 1.250%–3.875%, 2/28/26–5/31/28, with a value of $81,600)	4.340%	6/2/25	80,000	80,000
Nomura International plc (Dated 5/30/25, Repurchase Value $80,029, collateralized by U.S. Treasury Obligations 0.500%–4.546%, 1/31/26–11/15/46, with a value of $81,600)	4.340%	6/2/25	80,000	80,000
Nomura International plc (Dated 5/30/25, Repurchase Value $35,113, collateralized by U.S. Treasury Obligations 0.000%–3.875%, 6/30/25–2/15/42, with a value of $35,802)	4.340%	6/2/25	35,100	35,100
RBC Capital Markets LLC (Dated 5/30/25, Repurchase Value $46,617, collateralized by U.S. Treasury Obligations 4.250%, 11/30/26, with a value of $47,532)	4.350%	6/2/25	46,600	46,600
Societe Generale (Dated 5/30/25, Repurchase Value $55,020, collateralized by U.S. Treasury Obligations 3.375%–4.375%, 8/15/43–11/15/48, with a value of $56,100)	4.330%	6/2/25	55,000	55,000
TD Securities (USA) LLC (Dated 5/30/25, Repurchase Value $42,916, collateralized by U.S. Government Agency Obligations 6.000%, 5/1/54, with a value of $43,758)	4.350%	6/2/25	42,900	42,900
Wells Fargo & Co. (Dated 5/30/25, Repurchase Value $79,529, collateralized by U.S. Government Agency Obligations 2.500%–6.500%, 2/1/33–4/1/55, with a value of $81,090)	4.350%	6/2/25	79,500	79,500
				875,600
Total Temporary Cash Investments (Cost $875,676)				875,679
Total Investments (99.6%) (Cost $84,030,201)				110,480,295
Other Assets and Liabilities—Net (0.4%)				397,915
Net Assets (100%)				110,878,210
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Securities with a value of $5,974 have been segregated as initial margin for open futures contracts.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $7,414,693, representing 6.7% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2025	1,801	194,846	965
10-Year U.S. Treasury Note	September 2025	1,812	200,679	862
				1,827

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	5/5/28	JPMC	61	(4.334)	—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
JPMC—JPMorgan Chase Bank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $84,030,125)	110,480,216
Affiliated Issuers (Cost $76)	79
Total Investments in Securities	110,480,295
Investment in Vanguard	2,917
Cash	7,619
Foreign Currency, at Value (Cost $1,764)	1,843
Receivables for Investment Securities Sold	706,229
Receivables for Accrued Income	505,515
Receivables for Capital Shares Issued	17,333
Variation Margin Receivable—Futures Contracts	268
Total Assets	111,722,019
Liabilities
Payables for Investment Securities Purchased	778,868
Payables for Capital Shares Redeemed	42,536
Payables to Investment Advisor	17,125
Payables to Vanguard	5,280
Unrealized Depreciation—Over-the-Counter Swap Contracts	—
Total Liabilities	843,809
Net Assets	110,878,210
At May 31, 2025, net assets consisted of:

Paid-in Capital	80,202,479
Total Distributable Earnings (Loss)	30,675,731
Net Assets	110,878,210

Investor Shares—Net Assets
Applicable to 291,973,489 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,762,564
Net Asset Value Per Share—Investor Shares	$43.71

Admiral™ Shares—Net Assets
Applicable to 1,299,852,478 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	98,115,646
Net Asset Value Per Share—Admiral Shares	$75.48
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Dividends[1]	461,413
Interest[2]	865,948
Securities Lending—Net	2
Total Income	1,327,363
Expenses
Investment Advisory Fees—Note B
Basic Fee	42,605
Performance Adjustment	(6,821)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	11,486
Management and Administrative—Admiral Shares	46,680
Marketing and Distribution—Investor Shares	255
Marketing and Distribution—Admiral Shares	1,627
Custodian Fees	102
Shareholders’ Reports and Proxy Fees—Investor Shares	122
Shareholders’ Reports and Proxy Fees—Admiral Shares	186
Trustees’ Fees and Expenses	31
Other Expenses	134
Total Expenses	96,407
Expenses Paid Indirectly	(83)
Net Expenses	96,324
Net Investment Income	1,231,039
Realized Net Gain (Loss)
Investment Securities Sold[2]	3,999,474
Futures Contracts	(2,877)
Forward Currency Contracts	4,121
Foreign Currencies	369
Realized Net Gain (Loss)	4,001,087
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(4,555,991)
Futures Contracts	9,754
Swap Contracts	—
Forward Currency Contracts	(189)
Foreign Currencies	4,338
Change in Unrealized Appreciation (Depreciation)	(4,542,088)
Net Increase (Decrease) in Net Assets Resulting from Operations	690,038
1	Dividends include foreign tax reclaims of $3,137 and are net of foreign withholding taxes of $527.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,231,039	2,472,502
Realized Net Gain (Loss)	4,001,087	9,283,729
Change in Unrealized Appreciation (Depreciation)	(4,542,088)	9,782,883
Net Increase (Decrease) in Net Assets Resulting from Operations	690,038	21,539,114
Distributions
Investor Shares	(1,209,569)	(775,238)
Admiral Shares	(8,885,836)	(5,673,701)
Total Distributions	(10,095,405)	(6,448,939)
Capital Share Transactions
Investor Shares	(24,989)	(711,002)
Admiral Shares	4,340,737	(3,154,837)
Net Increase (Decrease) from Capital Share Transactions	4,315,748	(3,865,839)
Total Increase (Decrease)	(5,089,619)	11,224,336
Net Assets
Beginning of Period	115,967,829	104,743,493
End of Period	110,878,210	115,967,829
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.61	$41.61	$42.19	$50.15	$46.10	$43.72
Investment Operations
Net Investment Income[1]	.466	.949	.917	.857	.811	.966
Net Realized and Unrealized Gain (Loss) on Investments	(.231)	7.588	1.704	(4.681)	6.638	3.345
Total from Investment Operations	.235	8.537	2.621	(3.824)	7.449	4.311
Distributions
Dividends from Net Investment Income	(.498)	(.986)	(.921)	(.828)	(.818)	(1.004)
Distributions from Realized Capital Gains	(3.637)	(1.551)	(2.280)	(3.308)	(2.581)	(.927)
Total Distributions	(4.135)	(2.537)	(3.201)	(4.136)	(3.399)	(1.931)
Net Asset Value, End of Period	$43.71	$47.61	$41.61	$42.19	$50.15	$46.10
Total Return[2]	0.70%	21.47%	6.94%	-8.43%	17.16%	10.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,763	$13,936	$12,831	$13,097	$15,469	$15,635
Ratio of Total Expenses to Average Net Assets[3]	0.24%[4]	0.25%[4]	0.26%[4]	0.25%[4]	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.16%	2.29%	1.98%	1.70%	2.28%
Portfolio Turnover Rate[5]	31%	61%	39%	41%	35%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.00%), (0.01%), (0.02%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and/or broker commission abatement arrangements was 0.24%, 0.25%, 0.26%, and 0.25%, respectively.
5	Includes 0%, 1%, 1%, 8%, 2%, and 3%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$82.21	$71.86	$72.86	$86.61	$79.62	$75.51
Investment Operations
Net Investment Income[1]	.836	1.700	1.638	1.540	1.464	1.720
Net Realized and Unrealized Gain (Loss) on Investments	(.394)	13.091	2.945	(8.083)	11.461	5.784
Total from Investment Operations	.442	14.791	4.583	(6.543)	12.925	7.504
Distributions
Dividends from Net Investment Income	(.891)	(1.763)	(1.646)	(1.493)	(1.477)	(1.794)
Distributions from Realized Capital Gains	(6.281)	(2.678)	(3.937)	(5.714)	(4.458)	(1.600)
Total Distributions	(7.172)	(4.441)	(5.583)	(7.207)	(5.935)	(3.394)
Net Asset Value, End of Period	$75.48	$82.21	$71.86	$72.86	$86.61	$79.62
Total Return[2]	0.75%	21.55%	7.03%	-8.36%	17.25%	10.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$98,116	$102,031	$91,912	$93,492	$108,386	$96,009
Ratio of Total Expenses to Average Net Assets[3]	0.16%[4]	0.17%[4]	0.18%[4]	0.17%[4]	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.24%	2.37%	2.06%	1.77%	2.35%
Portfolio Turnover Rate[5]	31%	61%	39%	41%	35%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.00%), (0.01%), (0.02%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and/or broker commission abatement arrangements was 0.16%, 0.17%, 0.18%, and 0.17%, respectively.
5	Includes 0%, 1%, 1%, 8%, 2%, and 3%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Notes to Financial Statements
Vanguard Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial

Wellington Fund
strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended May 31, 2025, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open forward currency contracts at May 31, 2025.
8. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Wellington Fund
10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Capital U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended May 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.08% of the fund’s average net assets before a net decrease of $6,821,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $2,917,000, representing less than 0.01% of the fund’s net assets and 1.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Wellington Fund
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended May 31, 2025, these arrangements reduced the fund’s expenses by $83,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	70,322,236	2,939,977	—	73,262,213
U.S. Government and Agency Obligations	—	9,264,759	—	9,264,759
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,264,377	—	1,264,377
Corporate Bonds	—	23,584,553	—	23,584,553
Sovereign Bonds	—	708,118	—	708,118
Taxable Municipal Bonds	—	1,520,596	—	1,520,596
Temporary Cash Investments	79	875,600	—	875,679
Total	70,322,315	40,157,980	—	110,480,295

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,827	—	—	1,827
Liabilities
Swap Contracts	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.  At May 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	—	1,827	1,827
Total Assets	—	1,827	1,827

Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	—
Total Liabilities	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Wellington Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended May 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	—	(2,877)	—	(2,877)
Forward Currency Contracts	—	—	4,121	4,121
Realized Net Gain (Loss) on Derivatives	—	(2,877)	4,121	1,244

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	—	9,754	—	9,754
Swap Contracts	—	—	—	—
Forward Currency Contracts	—	—	(189)	(189)
Change in Unrealized Appreciation (Depreciation) on Derivatives	—	9,754	(189)	9,565
G.  As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	84,315,386
Gross Unrealized Appreciation	29,511,739
Gross Unrealized Depreciation	(3,345,003)
Net Unrealized Appreciation (Depreciation)	26,166,736
H.  During the six months ended May 31, 2025, the fund purchased $22,569,604,000 of investment securities and sold $26,383,415,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $12,038,637,000 and $12,098,619,000, respectively.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $145,460,000 and sales were $71,701,000, resulting in net realized gain of $11,362,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
I.  Capital share transactions for each class of shares were:
	Six Months Ended May 31, 2025		Year Ended November 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	495,987	11,422	1,098,669	25,005
Issued in Lieu of Cash Distributions	1,149,692	26,782	737,786	17,686
Redeemed	(1,670,668)	(38,971)	(2,547,457)	(58,291)
Net Increase (Decrease)—Investor Shares	(24,989)	(767)	(711,002)	(15,600)
Admiral Shares
Issued	2,722,027	36,478	4,538,711	60,184
Issued in Lieu of Cash Distributions	8,190,257	110,506	5,235,097	72,622
Redeemed	(6,571,547)	(88,241)	(12,928,645)	(170,731)
Net Increase (Decrease)—Admiral Shares	4,340,737	58,743	(3,154,837)	(37,925)
J.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.

Wellington Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q212 072025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Wellington Fund (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	82,355,612,544	2,221,600,497	N/A	N/A
Mark Loughridge	82,396,733,360	2,180,479,681	N/A	N/A
Scott C. Malpass	82,234,535,164	2,342,677,877	N/A	N/A
John Murphy	82,513,107,417	2,064,105,624	N/A	N/A
Lubos Pastor	82,362,727,783	2,214,485,258	N/A	N/A
Rebecca Patterson	82,594,969,851	1,982,243,190	N/A	N/A
André F. Perold	82,261,395,803	2,315,817,238	N/A	N/A
Salim Ramji	82,317,905,004	2,259,308,036	N/A	N/A
Sarah Bloom Raskin	82,307,553,453	2,269,659,588	N/A	N/A
Grant Reid	82,466,859,044	2,110,353,997	N/A	N/A
David Thomas	82,221,445,341	2,355,767,700	N/A	N/A
Barbara Venneman	82,550,613,363	2,026,599,678	N/A	N/A
Peter F. Volanakis	82,338,364,962	2,238,848,079	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

VANGUARD WELLINGTON FUND

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.